UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 09/30/2010

Item 1 – Report to Stockholders

September 30, 2010

Annual Report

BlackRock Large Cap Series Funds, Inc.

►	BlackRock Large Cap Core Fund

►	BlackRock Large Cap Growth Fund

►	BlackRock Large Cap Value Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. The major short-term ambiguities that kept market participants on the fence — the US financial reform bill, political uncertainty, European bank stress test results, and European sovereign funding — have all abated to some degree, allowing market conditions to regain some degree of normalcy and demonstrate growth. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The Federal Reserve Board has made it clear that additional policy action will be needed to combat the slow pace of growth, high unemployment, and deflation risks.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as uncertainty driven by mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. As the end of the 12-month period drew near, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors along with the anticipation of further quantitative easing drove equity markets higher in the third quarter, with most markets recapturing their second quarter losses and moving into positive territory year-to-date. International equities turned positive, posting gains on both a six- and 12-month basis. In the US, both large and small cap equities posted robust gains for the 12-month period; however large cap stocks remain negative on a six-month basis while small caps turned positive.

In fixed income markets, yields fluctuated but generally declined over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of September 30, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	(1.42)%	10.16%

US small cap equities (Russell 2000 Index)	0.25	13.35

International equities (MSCI Europe, Australasia, Far East Index)	0.20	3.27

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.13

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.20	10.23

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.05	8.16

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.51	5.81

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.55	18.24

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. We thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2010	BlackRock Large Cap Core Fund

Portfolio Management Commentary

How did the Fund perform?

•

BlackRock Large Cap Core Fund (the “Fund”), through its investment in Master Large Cap Core Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000 Index, for the 12-month period ended September 30, 2010.

What factors influenced performance?
•	Overall, negative results in the industrials, information technology (“IT”) and energy sectors overshadowed positive results in the health care and financials sectors.

•

Stock selection (primarily in the electrical equipment and aerospace & defense industries) drove underperformance within industrials. Underper-formance of electrical equipment holdings reflected continued weakness in commercial construction, while lingering government budget deficit concerns adversely affected aerospace & defense holdings. Stock selection hindered performance in the IT sector as well, with weakness most pronounced in the computers & peripherals industry. The Portfolio had a notable exposure to the personal computer (“PC”) market, which struggled as general concerns about macroeconomic growth dampened consumer demand. Additionally, the rapid (and ongoing) adoption of tablets and other mobile devices led to some cannibalization of the traditional consumer PC market. Lastly, equipment & services names detracted from results within energy. Earlier in the reporting period, energy holdings struggled amid commodity price volatility related to the economic slowdown, as well as contagion from the oil spill in the Gulf of Mexico. In the latter half of the reporting period, underexposure to the industry was a negative, as many of the names that underperformed amid the Gulf oil spill bounced back from their lows.

•	The largest individual detractors from performance were Seagate Technology, NRG Energy, Inc., AES Corp. and Sears Holdings Corp. An underweight in Apple, Inc. proved unfavorable as well.

•

Conversely, health care was the largest source of positive performance during the 12 months, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. An overweight in health care providers & services was particularly beneficial as holdings of health maintenance organizations outperformed due to stellar earnings results and investor comfort with the outcome of reform. An underweight and stock selection in the health care equipment & supplies industry also was additive. In the financials sector, a considerable underweight (particularly in diversified financial services and capital markets names) aided relative results, as the sector lagged the broader market due to continued regulatory and business model uncertainty and revenue growth challenges.

•	The largest individual contributors to performance were Limited Brands, Inc., UnitedHealth Group, Inc., Lubrizol Corp., Walter Energy, Inc. and Mylan, Inc.

Describe recent portfolio activity.

•

During the annual period, we considerably increased exposure to the consumer discretionary and IT sectors. We significantly reduced the Portfolio’s weighting in energy, along with modest decreases in consumer staples, health care and industrials.

•

The largest security purchases in the Portfolio were Intel Corp., Seagate Technology, Comcast Corp. (Class A), National Semiconductor Corp. and Eli Lilly & Co. The largest sales included Philip Morris International Inc., Verizon Communications Inc., Schering-Plough Corp., Walter Energy and Anadarko Petroleum Corp.

Describe portfolio positioning at period end.

•

At period end, we maintained the Portfolio’s pro-cyclical bias, emphasizing companies with strong balance sheets and superior free cash flow. However, we balanced that positioning with exposure to traditional defensive (i.e., less economically sensitive) areas. The Portfolio’s largest sector overweights included consumer discretionary and health care. The largest underweights were in financials and consumer staples. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

BlackRock Large Cap Core Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Index.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

Performance Summary for the Period Ended September 30, 2010

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(5.34)%	5.69%	N/A	(1.46)%	N/A	0.64%	N/A
Service	(5.36)	5.53	N/A	(1.66)	N/A	0.42	N/A
Investor A	(5.36)	5.50	(0.04)%	(1.69)	(2.75)%	0.41	(0.13)%
Investor B	(5.73)	4.71	0.21	(2.46)	(2.78)	(0.23)	(0.23)
Investor C	(5.78)	4.51	3.51	(2.53)	(2.53)	(0.41)	(0.41)
Class R	(5.49)	5.09	N/A	(2.05)	N/A	0.14	N/A
Russell 1000 Index	(1.21)	10.75	N/A	0.86	N/A	(0.21)	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[5]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[5]	Annualized Expense Ratio

Institutional	$1,000.00	$946.60	$5.22	$1,000.00	$1,019.74	$5.42	1.07%
Service	$1,000.00	$946.40	$5.71	$1,000.00	$1,019.23	$5.92	1.17%
Investor A	$1,000.00	$946.40	$5.56	$1,000.00	$1,019.38	$5.77	1.14%
Investor B	$1,000.00	$942.70	$9.59	$1,000.00	$1,015.22	$9.95	1.97%
Investor C	$1,000.00	$942.20	$9.83	$1,000.00	$1,014.97	$10.20	2.02%
Class R	$1,000.00	$945.10	$7.56	$1,000.00	$1,017.33	$7.84	1.55%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	5

Fund Summary as of September 30, 2010	BlackRock Large Cap Growth Fund

Portfolio Management Commentary

How did the Fund perform?

•

BlackRock Large Cap Growth Fund (the “Fund”), through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000 Growth Index, for the 12-month period ended September 30, 2010.

What factors influenced performance?

•	Overall, negative results in the IT, industrials and energy sectors overshadowed positive results in health care, telecommunication services and consumer discretionary.

•

Stock selection (primarily in the computers & peripherals industry) drove underperformance within IT. The Portfolio had a notable exposure to the personal computer (“PC”) market, which struggled as general concerns about macroeconomic growth dampened consumer demand. Additionally, the rapid (and ongoing) adoption of tablets and other mobile devices led to some cannibalization of the traditional consumer PC market. An underweight position and stock selection in semiconductor names also hurt performance. Stock selection hindered performance in the industrials sector as well. Weakness was most pronounced in the commercial services & supplies industry, where select commercial printing holdings were pressured by depressed print advertising spending and industry overcapacity. Lastly, equipment & services names detracted from results within energy. Earlier in the reporting period, energy holdings struggled amid commodity price volatility related to the economic slowdown, as well as contagion from the oil spill in the Gulf of Mexico. In the latter half of the reporting period, underexposure to the industry was a negative, as many of the names that underperformed amid the Gulf oil spill bounced back from their lows.

•	The largest individual detractors from performance were Seagate Technology, Microsoft Corp., Philip Morris International, Inc. and AES Corp. An underweight in Apple, Inc. proved unfavorable as well.

•

Conversely, health care was the largest source of positive performance during the 12 months, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. An underweight position and positive stock selection in the health care equipment & supplies industry was particularly beneficial, as was selection among defensive pharmaceutical names. Within the telecommunication services sector, the Portfolio’s overweight allocation to the wireless industry aided results, as select holdings demonstrated improving subscriber growth trends. Strong selection amongst specialty retailers benefited performance within consumer discretionary.

•

The largest individual contributors to performance were Sybase Inc., MetroPCS Communications, Inc., Cisco Systems, Inc. and Limited Brands, Inc. A lack of exposure to Hewlett-Packard Co. and Monsanto Co. also aided relative performance.

Describe recent portfolio activity.

•

During the annual period, we significantly increased the Portfolio’s weighting in the consumer discretionary sector, along with modest increases in IT and telecommunication services. We considerably reduced allocations to health care, energy and consumer staples.

•

The largest purchases in the Portfolio were Exxon Mobil Corp., Intel Corp., Abbott Laboratories, Seagate Technology and Ford Motor Co. The largest sales included Philip Morris International, Oracle Corp., Amgen, Inc., Johnson & Johnson and Schering-Plough Corp.

Describe portfolio positioning at period end.

•

At period end, we maintained the Portfolio’s pro-cyclical bias, emphasizing companies with strong balance sheets and superior free cash flow. However, we balanced that positioning with exposure to traditional defensive (i.e., less economically sensitive) areas. The Portfolio’s largest sector overweights included consumer discretionary and health care. The largest underweights were in consumer staples and IT. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

BlackRock Large Cap Growth Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, in the Russell 1000 Growth Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

Performance Summary for the Period Ended September 30, 2010

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(4.79)%	7.25%	N/A	0.74%	N/A	(1.90)%	N/A
Service	(4.92)	6.97	N/A	0.53	N/A	(2.13)	N/A
Investor A	(5.03)	6.86	1.25%	0.43	(0.64)%	(2.17)	(2.70)%
Investor B	(5.33)	6.10	1.60	(0.33)	(0.72)	(2.79)	(2.79)
Investor C	(5.34)	5.98	4.98	(0.36)	(0.36)	(2.94)	(2.94)
Class R	(5.11)	6.58	N/A	0.12	N/A	(2.39)	N/A
Russell 1000 Growth Index	(0.27)	12.65	N/A	2.06	N/A	(3.44)	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[5]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[5]	Annualized Expense Ratio

Institutional	$1,000.00	$952.10	$4.89	$1,000.00	$1,020.09	$5.06	1.00%
Service	$1,000.00	$950.80	$6.11	$1,000.00	$1,018.83	$6.33	1.25%
Investor A	$1,000.00	$949.70	$6.45	$1,000.00	$1,018.48	$6.68	1.32%
Investor B	$1,000.00	$946.70	$10.05	$1,000.00	$1,014.77	$10.40	2.06%
Investor C	$1,000.00	$946.60	$10.30	$1,000.00	$1,014.52	$10.66	2.11%
Class R	$1,000.00	$948.90	$8.06	$1,000.00	$1,016.83	$8.34	1.65%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	7

Fund Summary as of March 31, 2010	BlackRock Large Cap Value Fund

Portfolio Management Commentary

How did the Fund perform?

•

BlackRock Large Cap Value Fund (the “Fund”), through its investment in Master Large Cap Value Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ended September 30, 2010.

What factors influenced performance?

•	Overall, negative results in the utilities, industrials and financials sectors overshadowed positive results in health care.

•

The majority of the Portfolio’s underperformance came from the utilities sector, where stock selection detracted for the period. An overweight in independent power producers was particularly detrimental as falling natural gas and rising thermal coal prices hurt performance across the industry. Stock selection was also negative within industrials, primarily in the aerospace & defense and road & rail industries. Lingering government budget deficit concerns adversely affected aerospace & defense names. An underweight in road & rail names hurt relative results as transport companies benefited from early-cycle leverage associated with improved freight volumes. In the financials sector, stock selection amongst insurers detracted from performance, as did a lack of exposure to real estate investment trusts, which performed well amid a re-risking of the market.

•	The largest individual detractors from performance were Mirant Corp., NRG Energy, Inc., Seagate Technology, Verizon Communications, Inc. and AES Corp.

•

Conversely, the health care sector was the largest source of positive performance, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. An overweight in health care providers & services was particularly beneficial as holdings of health maintenance organizations outperformed due to stellar earnings results and investor comfort with the outcome of reform.

•

The largest individual contributors to performance were Limited Brands, Inc., Timken Co., Lincare Holdings, Inc. and UnitedHealth Group, Inc. Underweights in JPMorgan Chase & Co. and Wells Fargo & Co. enhanced relative returns as well.

Describe recent portfolio activity.

•

During the annual period, we considerably increased the Portfolio’s weighting in the consumer discretionary sector, along with modest increases in IT, industrials and financials. We significantly reduced the weighting in energy, and modestly decreased weightings in health care and telecommunication services.

•

The largest purchases in the Portfolio were Bank of America Corp., Citigroup, Inc., Intel Corp., Seagate Technology and Eli Lilly & Co. The largest sales included ConocoPhillips, Exxon Mobil Corp., Verizon Communications, The Goldman Sachs Group, Inc. and Anadarko Petroleum Corp.

Describe portfolio positioning at period end.

•

At period end, we maintained the Portfolio’s pro-cyclical bias, emphasizing companies with strong balance sheets and superior free cash flow. However, we balanced that positioning with exposure to traditional defensive (i.e., less economically sensitive) areas. The Portfolio’s largest sector overweights included IT and consumer discretionary. The largest underweights were in financials and consumer staples. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

BlackRock Large Cap Value Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Value Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Value Index.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

Performance Summary for the Period Ended September 30, 2010

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(4.86)%	3.88%	N/A	(1.93)%	N/A	4.08%	N/A
Service	(4.94)	3.75	N/A	(2.14)	N/A	3.84	N/A
Investor A	(4.87)	3.75	(1.69)%	(2.19)	(3.24)%	3.81	3.25%
Investor B	(5.29)	2.79	(1.71)	(2.98)	(3.32)	3.17	3.17
Investor C	(5.33)	2.74	1.74	(2.99)	(2.99)	2.98	2.98
Class R	(5.04)	3.35	N/A	(2.49)	N/A	3.58	N/A
Russell 1000 Value Index	(2.14)	8.90	N/A	(0.48)	N/A	2.59	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[5]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[5]	Annualized Expense Ratio

Institutional	$1,000.00	$951.40	$5.04	$1,000.00	$1,019.94	$5.22	1.03%
Service	$1,000.00	$950.60	$5.77	$1,000.00	$1,019.18	$5.97	1.18%
Investor A	$1,000.00	$951.30	$5.82	$1,000.00	$1,019.13	$6.02	1.19%
Investor B	$1,000.00	$947.10	$10.10	$1,000.00	$1,014.72	$10.45	2.07%
Investor C	$1,000.00	$946.70	$10.25	$1,000.00	$1,014.57	$10.61	2.10%
Class R	$1,000.00	$949.60	$7.82	$1,000.00	$1,017.08	$8.09	1.60%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. For BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees. For BlackRock Large Cap Core Fund, prior to September 24, 2007, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Funds are only available through exchanges and dividend reinvestments or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. BlackRock Large Cap Core Fund’s administrator waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The administrator is under no obligation to waive and/or reimburse or continue waiving and/or reimbursing its fees.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2010 and held through September 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

September 30, 2010	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Assets

Investments at value — affiliated — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	$2,377,058,164	$520,043,287	$1,977,969,446
Capital shares sold receivable	3,139,395	8,621,237	1,863,244
Withdrawals receivable from the Portfolios	3,132,078	—	15,937,002
Prepaid expenses	5,066	21,334	38,559

Total assets	2,383,334,703	528,685,858	1,995,808,251

Liabilities

Capital shares redeemed payable	6,271,473	1,656,235	17,800,246
Service and distribution fees payable	785,019	182,913	508,372
Administration fees payable	433,777	102,292	402,875
Other affiliates payable	29,336	2,323	12,156
Officer’s fees payable	335	63	250
Contributions payable to the Portfolios	—	6,965,002	—
Other accrued expenses payable	1,595,267	301,245	1,263,940

Total liabilities	9,115,207	9,210,073	19,987,839

Net Assets	$2,374,219,496	$519,475,785	$1,975,820,412

Net Assets Consist of

Paid-in capital	$3,064,817,194	$586,753,187	$2,960,143,704
Undistributed net investment income	8,762,047	62,440	11,247,985
Accumulated net realized loss allocated from the Portfolios	(948,933,474)	(109,097,409)	(1,103,244,923)
Net unrealized appreciation/depreciation allocated from the Portfolios	249,573,729	41,757,567	107,673,646

Net Assets	$2,374,219,496	$519,475,785	$1,975,820,412

[1] Investments at cost	$2,127,484,435	$478,285,720	$1,870,295,800

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	11

Statements of Assets and Liabilities (concluded)	BlackRock Large Cap Series Funds, Inc.

September 30, 2010	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Net Asset Value

Institutional:
Net assets	$646,561,995	$66,856,642	$737,610,374

Shares outstanding, $0.10 par value[2]	63,937,783	7,010,191	54,580,179

Net asset value	$10.11	$9.54	$13.51

Service:
Net assets	$369,046	$11,299,133	$30,564,119

Shares outstanding, $0.10 par value[3]	37,309	1,193,498	2,266,755

Net asset value	$9.89	$9.47	$13.48

Investor A:
Net assets	$973,065,748	$254,353,723	$756,123,884

Shares outstanding, $0.10 par value[4]	98,472,902	27,476,662	56,904,579

Net asset value	$9.88	$9.26	$13.29

Investor B:
Net assets	$78,876,136	$14,936,503	$37,719,518

Shares outstanding, $0.10 par value[5]	8,558,750	1,753,366	3,013,208

Net asset value	$9.22	$8.52	$12.52

Investor C:
Net assets	$594,396,089	$121,936,464	$298,039,920

Shares outstanding, $0.10 par value[6]	65,077,407	14,332,874	23,950,367

Net asset value	$9.13	$8.51	$12.44

Class R:
Net assets	$80,950,482	$50,093,320	$115,762,597

Shares outstanding, $0.10 par value[7]	8,558,159	5,625,107	9,039,790

Net asset value	$9.46	$8.91	$12.81

[2] Authorized shares — Institutional	400 million	100 million	400 million

[3] Authorized shares — Service	50 million	50 million	50 million

[4] Authorized shares — Investor A	300 million	100 million	400 million

[5] Authorized shares — Investor B	200 million	200 million	200 million

[6] Authorized shares — Investor C	400 million	100 million	400 million

[7] Authorized shares — Class R	200 million	200 million	200 million

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Year Ended September 30, 2010	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Investment Income

Net investment income allocated from the Portfolios:
Dividends	$46,069,003	$7,148,644	$42,081,226
Securities lending — affiliated	222,803	28,007	85,407
Dividends — affiliated	617	229	650
Interest	165,379	33,260	63
Expenses	(14,239,786)	(3,122,603)	(11,932,957)

Total income	32,218,016	4,087,537	30,234,389

Expenses

Administration	7,215,693	1,393,909	5,576,109
Service — Service	965	28,573	76,681
Service — Investor A	2,605,815	647,747	2,175,941
Service and distribution — Investor B	995,757	204,077	505,942
Service and distribution — Investor C	6,401,291	1,352,369	3,413,401
Service and distribution — Class R	451,762	291,136	651,849
Transfer agent — Institutional	2,267,924	116,012	1,776,174
Transfer agent — Service	438	14,873	38,048
Transfer agent — Investor A	2,496,894	555,235	1,518,356
Transfer agent — Investor B	395,894	53,372	167,451
Transfer agent — Investor C	1,679,156	367,015	1,046,646
Transfer agent — Class R	256,286	178,366	383,175
Printing	291,854	71,064	280,269
Registration	87,119	72,896	107,604
Professional	57,788	29,078	63,927
Officer	1,491	279	1,098
Miscellaneous	28,964	19,047	27,339

Total expenses	25,235,091	5,395,048	17,810,010
Less transfer agent fees waived and/or reimbursed — Investor A	(1,137,424)	—	—
Less transfer agent fees waived and/or reimbursed — Investor B	(187,583)	—	—

Total expenses after fees waived	23,910,084	5,395,048	17,810,010

Net investment income (loss)	8,307,932	(1,307,511)	12,424,379

Realized and Unrealized Gain (Loss) Allocated from the Portfolios

Net realized gain from investments and payment by affiliate	308,196,095	84,608,462	340,281,615
Net change in unrealized appreciation/depreciation on investments	(171,012,775)	(46,665,882)	(269,161,988)

Total realized and unrealized gain	137,183,320	37,942,580	71,119,627

Net Increase in Net Assets Resulting from Operations	$145,491,252	$36,635,069	$83,544,006

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	13

Statements of Changes in Net Assets	BlackRock Large Cap Core Fund

Increase (Decrease) in Net Assets:	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$8,307,932	$16,228,374	$3,329,218
Net realized gain (loss)	308,196,095	(753,950,701)	(481,977,259)
Net change in unrealized appreciation/depreciation	(171,012,775)	1,023,796,335	(1,471,037,839)

Net increase (decrease) in net assets resulting from operations	145,491,252	286,074,008	(1,949,685,880)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(12,993,303)	—	—
Service	(4,287)	—	—
Investor A	(10,902,059)	—	—
Investor B	(190,868)	—	—
Investor C	(1,867,896)	—	—
Class R	(614,642)	—	—
Net realized gain:
Institutional	—	—	(40,584,994)
Service	—	—	(16,889)
Investor A	—	—	(49,275,359)
Investor B	—	—	(13,092,429)
Investor C	—	—	(39,331,368)
Class R	—	—	(4,479,952)

Decrease in net assets resulting from dividends and distributions to shareholders	(26,573,055)	—	(146,780,991)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(756,551,310)	10,050,906	(669,363,421)

Net Assets

Total increase (decrease) in net assets	(637,633,113)	296,124,914	(2,765,830,292)
Beginning of period	3,011,852,609	2,715,727,695	5,481,557,987

End of period	$2,374,219,496	$3,011,852,609	$2,715,727,695

Undistributed net investment income	$8,762,047	$26,955,603	$10,727,229

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Statements of Changes in Net Assets	BlackRock Large Cap Growth Fund

Increase (Decrease) in Net Assets:	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment loss	$(1,307,511)	$(1,080,469)	$(3,398,718)
Net realized gain (loss)	84,608,462	(105,146,122)	(85,860,084)
Net change in unrealized appreciation/depreciation	(46,665,882)	200,927,808	(299,013,413)

Net increase (decrease) in net assets resulting from operations	36,635,069	94,701,217	(388,272,215)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(220,527)	—	—
Service	(22,031)	—	—
Investor A	(470,574)	—	—
Net realized gain:
Institutional	—	—	(9,290,931)
Service	—	—	(304,931)
Investor A	—	—	(8,735,614)
Investor B	—	—	(2,868,466)
Investor C	—	—	(7,764,443)
Class R	—	—	(2,625,201)

Decrease in net assets resulting from dividends and distributions to shareholders	(713,132)	—	(31,589,586)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(113,926,921)	(43,601,302)	(221,684,908)

Net Assets

Total increase (decrease) in net assets	(78,004,984)	51,099,915	(641,546,709)
Beginning of period	597,480,769	546,380,854	1,187,927,563

End of period	$519,475,785	$597,480,769	$546,380,854

Undistributed net investment income	$62,440	$770,950	$1,851,419

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	15

Statements of Changes in Net Assets	BlackRock Large Cap Value Fund

Increase (Decrease) in Net Assets:	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$12,424,379	$21,732,894	$18,487,373
Net realized gain (loss)	340,281,615	(881,066,336)	(553,041,090)
Net change in unrealized appreciation/depreciation	(269,161,988)	1,006,470,116	(1,337,240,997)

Net increase (decrease) in net assets resulting from operations	83,544,006	147,136,674	(1,871,794,714)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(9,770,493)	(11,760,562)	(3,377,730)
Service	(314,621)	(307,792)	(25,415)
Investor A	(8,289,868)	(8,696,288)	(1,057,129)
Investor C	(655,147)	—	—
Class R	(970,125)	(735,635)	—
Net realized gain:
Institutional	—	—	(83,333,124)
Service	—	—	(2,208,784)
Investor A	—	—	(158,770,597)
Investor B	—	—	(16,369,131)
Investor C	—	—	(58,542,094)
Class R	—	—	(14,032,340)

Decrease in net assets resulting from dividends and distributions to shareholders	(20,000,254)	(21,500,277)	(337,716,344)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(537,210,237)	(570,127,364)	(204,217,215)

Net Assets

Total decrease in net assets	(473,666,485)	(444,490,967)	(2,413,728,273)
Beginning of period	2,449,486,897	2,893,977,864	5,307,706,137

End of period	$1,975,820,412	$2,449,486,897	$2,893,977,864

Undistributed net investment income	$11,247,985	$18,819,602	$18,586,985

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights	BlackRock Large Cap Core Fund

	Institutional

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.68	$8.62	$14.60	$14.20	$13.20	$11.28

Net investment income[1]	0.06	0.09	0.07	0.04	0.03	0.04
Net realized and unrealized gain (loss)	0.49	0.97	(5.66)	1.83	2.10	1.97

Net increase (decrease) from investment operations	0.55	1.06	(5.59)	1.87	2.13	2.01

Dividends and distributions from:
Net investment income	(0.12)	—	—	—	—	—
Net realized gain	—	—	(0.39)	(1.47)	(1.13)	(0.09)

Total dividends and distributions	(0.12)	—	(0.39)	(1.47)	(1.13)	(0.09)

Net asset value, end of period	$10.11	$9.68	$8.62	$14.60	$14.20	$13.20

Total Investment Return[2]

Based on net asset value	5.69%	12.30%[3,4]	(39.25)%	13.55%	16.91%	17.94%

Ratios to Average Net Assets[5]

Total expenses	0.98%	0.89%[6]	0.86%	0.87%	0.89%	0.91%

Total expenses after fees waived and/or reimbursed	0.98%	0.89%[6]	0.86%	0.87%	0.89%	0.91%

Net investment income	0.63%	1.15%[6]	0.58%	0.24%	0.19%	0.31%

Supplemental Data

Net assets, end of period (000)	$646,562	$1,073,342	$700,113	$1,532,235	$922,301	$601,378

Portfolio turnover of the Fund	—	—	—	0%[7]	0%[7]	—

Portfolio turnover of the Portfolio	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.06%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	17

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Service

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008	Period September 24, 2007[1] to October 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$9.47	$8.44	$14.33	$14.02

Net investment income (loss)[2]	0.05	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	0.47	0.96	(5.55)	0.32

Net increase (decrease) from investment operations	0.52	1.03	(5.51)	0.31

Dividends and distributions from:
Net investment income	(0.10)	—	—	—
Net realized gain	—	—	(0.38)	—

Total dividends and distributions	(0.10)	—	(0.38)	—

Net asset value, end of period	$9.89	$9.47	$8.44	$14.33

Total Investment Return[3]

Based on net asset value	5.53%	12.20%[4,5]	(39.39)%	2.21%[4]

Ratios to Average Net Assets[6]

Total expenses	1.12%	1.09%[7]	1.06%	1.14%[7]

Total expenses after fees waived and/or reimbursed	1.12%	1.09%[7]	1.06%	1.14%[7]

Net investment income (loss)	0.49%	0.95%[7]	0.37%	(0.52)%[7]

Supplemental Data

Net assets, end of period (000)	$369	$395	$372	$640

Portfolio turnover of the Portfolio	173%	168%	109%	96%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.85%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor A

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.46	$8.44	$14.33	$13.97	$13.01	$11.15

Net investment income (loss)[1]	0.05	0.07	0.04	0.00 [2]	(0.01)	0.01
Net realized and unrealized gain (loss)	0.47	0.95	(5.54)	1.79	2.08	1.94

Net increase (decrease) from investment operations	0.52	1.02	(5.50)	1.79	2.07	1.95

Dividends and distributions from:
Net investment income	(0.10)	—	—	—	—	—
Net realized gain	—	—	(0.39)	(1.43)	(1.11)	(0.09)

Total dividends and distributions	(0.10)	—	(0.39)	(1.43)	(1.11)	(0.09)

Net asset value, end of period	$9.88	$9.46	$8.44	$14.33	$13.97	$13.01

Total Investment Return[3]

Based on net asset value	5.50%	12.09%[4,5]	(39.38)%	13.23%	16.61%	17.61%

Ratios to Average Net Assets[6]

Total expenses	1.25%	1.32%[7]	1.23%	1.16%	1.14%	1.16%

Total expenses after fees waived and/or reimbursed	1.14%	1.12%[7]	1.11%	1.14%	1.14%	1.16%

Net investment income (loss)	0.47%	0.93%[7]	0.32%	(0.03)%	(0.06)%	0.05%

Supplemental Data

Net assets, end of period (000)	$973,066	$1,060,517	$1,023,005	$1,846,007	$1,028,585	$629,682

Portfolio turnover of the Fund	—	—	—	0%[8]	0%[8]	—

Portfolio turnover of the Portfolio	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.73%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	19

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor B

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.82	$7.92	$13.57	$13.30	$12.43	$10.74

Net investment income (loss)[1]	(0.03)	0.01	(0.05)	(0.10)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	0.45	0.89	(5.23)	1.69	1.99	1.86

Net increase (decrease) from investment operations	0.42	0.90	(5.28)	1.59	1.88	1.78

Dividends and distributions from:
Net investment income	(0.02)	—	—	—	—	—
Net realized gain	—	—	(0.37)	(1.32)	(1.01)	(0.09)

Total dividends and distributions	(0.02)	—	(0.37)	(1.32)	(1.01)	(0.09)

Net asset value, end of period	$9.22	$8.82	$7.92	$13.57	$13.30	$12.43

Total Investment Return[2]

Based on net asset value	4.71%	11.36%[3,4]	(39.90)%	12.30%	15.72%	16.69%

Ratios to Average Net Assets[5]

Total expenses	2.16%	2.25%[6]	2.04%	1.94%	1.91%	1.93%

Total expenses after fees waived and/or reimbursed	1.97%	1.91%[6]	1.88%	1.93%	1.91%	1.93%

Net investment income (loss)	(0.35)%	0.18%[6]	(0.45)%	(0.78)%	(0.83)%	(0.66)%

Supplemental Data

Net assets, end of period (000)	$78,876	$119,910	$180,730	$494,478	$467,145	$446,242

Portfolio turnover of the Fund	—	—	—	0%[7]	0%[7]	—

Portfolio turnover of the Portfolio	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.86%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor C

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of period	$8.76	$7.88	$13.51	$13.26	$12.43	$10.73

Net investment loss[1]	(0.04)	(0.00)[2]	(0.06)	(0.11)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	0.44	0.88	(5.20)	1.71	1.97	1.88

Net increase (decrease) from investment operations	0.40	0.88	(5.26)	1.60	1.86	1.79

Dividends and distributions from:
Net investment income	(0.03)	—	—	—	—	—
Net realized gain	—	—	(0.37)	(1.35)	(1.03)	(0.09)

Total dividends and distributions	(0.03)	—	(0.37)	(1.35)	(1.03)	(0.09)

Net asset value, end of period	$9.13	$8.76	$7.88	$13.51	$13.26	$12.43

Total Investment Return[3]

Based on net asset value	4.51%	11.17%[4,5]	(39.93)%	12.40%	15.64%	16.80%

Ratios to Average Net Assets[6]

Total expenses	2.02%	2.09%[7]	1.97%	1.93%	1.91%	1.94%

Total expenses after fees waived and/or reimbursed	2.02%	2.09%[7]	1.97%	1.93%	1.91%	1.94%

Net investment loss	(0.41)%	(0.03)%[7]	(0.54)%	(0.79)%	(0.84)%	(0.73)%

Supplemental Data

Net assets, end of period (000)	$594,396	$662,591	$714,368	$1,447,336	$1,176,244	$737,063

Portfolio turnover of the Fund	—	—	—	0%[8]	0%[8]	—

Portfolio turnover of the Portfolio	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.66%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	21

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Class R

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.06	$8.11	$13.85	$13.56	$12.68	$10.89

Net investment income (loss)[1]	0.01	0.03	(0.01)	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.45	0.92	(5.35)	1.75	2.02	1.91

Net increase (decrease) from investment operations	0.46	0.95	(5.36)	1.70	1.98	1.88

Dividends and distributions from:
Net investment income	(0.06)	—	—	—	—	—
Net realized gain	—	—	(0.38)	(1.41)	(1.10)	(0.09)

Total dividends and distributions	(0.06)	—	(0.38)	(1.41)	(1.10)	(0.09)

Net asset value, end of period	$9.46	$9.06	$8.11	$13.85	$13.56	$12.68

Total Investment Return[2]

Based on net asset value	5.09%	11.71%[3,4]	(39.71)%	12.90%	16.29%	17.39%

Ratios to Average Net Assets[5]

Total expenses	1.54%	1.61%[6]	1.54%	1.45%	1.39%	1.42%

Total expenses after fees waived and/or reimbursed	1.54%	1.61%[6]	1.54%	1.45%	1.39%	1.42%

Net investment income (loss)	0.07%	0.44%[6]	(0.12)%	(0.33)%	(0.32)%	(0.28)%

Supplemental Data

Net assets, end of period (000)	$80,950	$95,098	$97,139	$160,861	$108,762	$46,379

Portfolio turnover of the Fund	—	—	—	0%[7]	0%[7]	—

Portfolio turnover of the Portfolio	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.22%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Institutional

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.92	$7.43	$12.40	$10.63	$9.36	$8.36

Net investment income (loss)[1]	0.03	0.02	0.02	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.62	1.47	(4.67)	1.83	1.29	1.02

Net increase (decrease) from investment operations	0.65	1.49	(4.65)	1.81	1.27	1.00

Dividends and distributions from:
Net investment income	(0.03)	—	—	—	—	—
Net realized gain	—	—	(0.32)	(0.04)	—	—

Total dividends and distributions	(0.03)	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$9.54	$8.92	$7.43	$12.40	$10.63	$9.36

Total Investment Return[2]

Based on net asset value	7.25%	20.05%[3,4]	(38.41)%	17.07%	13.57%	11.96%

Ratios to Average Net Assets[5]

Total expenses	1.01%	1.07%[6]	0.96%	0.95%	1.04%	1.08%

Net investment income (loss)	0.28%	0.35%[6]	0.21%	(0.16)%	(0.22)%	(0.20)%

Supplemental Data

Net assets, end of period (000)	$66,857	$87,078	$118,873	$368,001	$215,697	$128,667

Portfolio turnover of the Portfolio	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.79%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	23

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Service

		Period November 1, 2008 to September 30, 2009			Period October 2, 2006[1] to October 31, 2006
	Year Ended September 30, 2010		Year Ended October 31,

			2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.87	$7.39	$12.37	$10.62	$10.18

Net investment income (loss)[2]	0.01	0.01	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	0.61	1.47	(4.65)	1.84	0.45

Net increase (decrease) from investment operations	0.62	1.48	(4.66)	1.79	0.44

Dividends and distributions from:
Net investment income	(0.02)	—	—	—	—
Net realized gain	—	—	(0.32)	(0.04)	—

Total dividends and distributions	(0.02)	—	(0.32)	(0.04)	—

Net asset value, end of period	$9.47	$8.87	$7.39	$12.37	$10.62

Total Investment Return[3]

Based on net asset value	6.97%	20.03%[4,5]	(38.59)%	16.89%	4.32%[4]

Ratios to Average Net Assets[6]

Total expenses	1.22%	1.22%[7]	1.14%	1.20%	1.36%[7]

Net investment income (loss)	0.07%	0.16%[7]	(0.07)%	(0.42)%	(1.14)%[7]

Supplemental Data

Net assets, end of period (000)	$11,299	$11,392	$10,218	$11,134	$5,014

Portfolio turnover of the Portfolio	232%	242%	144%	87%	117%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.62%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor A

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.68	$7.24	$12.15	$10.44	$9.22	$8.26
Net investment loss[1]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.06)	(0.04)
Net realized and unrealized gain (loss)	0.60	1.44	(4.57)	1.80	1.28	1.00

Net increase (decrease) from investment operations	0.60	1.44	(4.59)	1.75	1.22	0.96

Dividends and distributions from:
Net investment income	(0.02)	—	—	—	—	—
Net realized gain	—	—	(0.32)	(0.04)	—	—

Total dividends and distributions	(0.02)	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$9.26	$8.68	$7.24	$12.15	$10.44	$9.22

Total Investment Return[3]

Based on net asset value	6.86%	19.89%[4,5]	(38.72)%	16.80%	13.23%	11.62%

Ratios to Average Net Assets[6]

Total expenses	1.31%	1.39%[7]	1.31%	1.27%	1.29%	1.33%

Net investment loss	(0.01)%	(0.02)%[7]	(0.21)%	(0.46)%	(0.48)%	(0.46)%

Supplemental Data

Net assets, end of period (000)	$254,354	$267,606	$179,528	$327,501	$218,017	$112,887

Portfolio turnover of the Portfolio	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.47%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	25

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor B

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.03	$6.75	$11.43	$9.91	$8.82	$7.96

Net investment loss[1]	(0.07)	(0.05)	(0.09)	(0.13)	(0.12)	(0.10)
Net realized and unrealized gain (loss)	0.56	1.33	(4.27)	1.69	1.21	0.96

Net increase (decrease) from investment operations	0.49	1.28	(4.36)	1.56	1.09	0.86

Distributions from net realized gain	—	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$8.52	$8.03	$6.75	$11.43	$9.91	$8.82

Total Investment Return[2]

Based on net asset value	6.10%	18.96%[3,4]	(39.15)%	15.78%	12.36%	10.80%

Ratios to Average Net Assets[5]

Total expenses	2.11%	2.17%[6]	2.05%	2.08%	2.07%	2.11%

Net investment loss	(0.81)%	(0.75)%[6]	(0.93)%	(1.26)%	(1.25)%	(1.15)%

Supplemental Data

Net assets, end of period (000)	$14,937	$26,959	$39,608	$105,513	$107,113	$95,593

Portfolio turnover of the Portfolio	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.66%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor C

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.03	$6.75	$11.42	$9.90	$8.81	$7.95

Net investment loss[1]	(0.07)	(0.05)	(0.09)	(0.13)	(0.12)	(0.10)
Net realized and unrealized gain (loss)	0.55	1.33	(4.26)	1.69	1.21	0.96

Net increase (decrease) from investment operations	0.48	1.28	(4.35)	1.56	1.09	0.86

Distributions from net realized gain	—	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$8.51	$8.03	$6.75	$11.42	$9.90	$8.81

Total Investment Return[2]

Based on net asset value	5.98%	18.96%[3,4]	(39.10)%	15.79%	12.37%	10.82%

Ratios to Average Net Assets[5]

Total expenses	2.12%	2.20%[6]	2.05%	2.04%	2.06%	2.11%

Net investment loss	(0.82)%	(0.81)%[6]	(0.95)%	(1.24)%	(1.25)%	(1.19)%

Supplemental Data

Net assets, end of period (000)	$121,936	$142,215	$143,081	$280,142	$185,337	$125,150

Portfolio turnover of the Portfolio	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.52%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	27

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Class R

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.36	$7.00	$11.79	$10.17	$9.00	$8.08

Net investment loss[1]	(0.03)	(0.02)	(0.05)	(0.09)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	0.58	1.38	(4.42)	1.75	1.24	0.99

Net increase (decrease) from investment operations	0.55	1.36	(4.47)	1.66	1.17	0.92

Distributions from net realized gain	—	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$8.91	$8.36	$7.00	$11.79	$10.17	$9.00

Total Investment Return[2]

Based on net asset value	6.58%	19.43%[3,4]	(38.88)%	16.36%	13.00%	11.39%

Ratios to Average Net Assets[5]

Total expenses	1.65%	1.76%[6]	1.64%	1.58%	1.54%	1.58%

Net investment loss	(0.35)%	(0.37)%[6]	(0.53)%	(0.79)%	(0.73)%	(0.75)%

Supplemental Data

Net assets, end of period (000)	$50,093	$62,231	$55,073	$95,637	$53,356	$26,566

Portfolio turnover of the Portfolio	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.15%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Institutional

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.16	$12.29	$20.95	$18.96	$17.12	$14.71

Net investment income[1]	0.11	0.14	0.14	0.12	0.06	0.06
Net realized and unrealized gain (loss)	0.40	0.90	(7.42)	2.19	2.93	3.01

Net increase (decrease) from investment operations	0.51	1.04	(7.28)	2.31	2.99	3.07

Dividends and distributions from:
Net investment income	(0.16)	(0.17)	(0.05)	(0.02)	—	—
Net realized gain	—	—	(1.33)	(0.30)	(1.15)	(0.66)

Total dividends and distributions	(0.16)	(0.17)	(1.38)	(0.32)	(1.15)	(0.66)

Net asset value, end of period	$13.51	$13.16	$12.29	$20.95	$18.96	$17.12

Total Investment Return[2]

Based on net asset value	3.88%	8.60%[3,4]	(37.01)%	12.35%	18.06%	21.49%

Ratios to Average Net Assets[5]

Total expenses	1.03%	1.05%[6]	0.93%	0.88%	0.94%	0.98%

Net investment income	0.85%	1.35%[6]	0.81%	0.59%	0.32%	0.35%

Supplemental Data

Net assets, end of period (000)	$737,610	$869,863	$867,750	$1,327,046	$990,081	$446,172

Portfolio turnover of the Portfolio	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestments of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.18%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	29

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Service

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,		Period October 2, 2006[1] to October 31, 2006

			2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$13.13	$12.26	$20.89	$18.95	$18.62

Net investment income (loss)[2]	0.09	0.12	0.10	0.06	(0.01)
Net realized and unrealized gain (loss)	0.40	0.89	(7.38)	2.19	0.65

Net increase (decrease) from investment operations	0.49	1.01	(7.28)	2.25	0.64

Dividends and distributions from:
Net investment income	(0.14)	(0.14)	(0.02)	(0.01)	—
Net realized gain	—	—	(1.33)	(0.30)	(0.31)

Total dividends and distributions	(0.14)	(0.14)	(1.35)	(0.31)	(0.31)

Net asset value, end of period	$13.48	$13.13	$12.26	$20.89	$18.95

Total Investment Return[3]

Based on net asset value	3.75%	8.37%[4,5]	(37.10)%	12.01%	3.49%[4]

Ratios to Average Net Assets[6]

Total expenses	1.18%	1.22%[7]	1.12%	1.18%	1.35%[7]

Net investment income (loss)	0.70%	1.16%[7]	0.62%	0.29%	(1.14)%[7]

Supplemental Data

Net assets, end of period (000)	$30,564	$29,033	$24,717	$33,790	$24,828

Portfolio turnover of the Portfolio	183%	151%	108%	72%	71%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestments of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.96%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor A

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.92	$12.03	$20.54	$18.64	$16.86	$14.53

Net investment income[1]	0.09	0.11	0.09	0.06	0.01	0.02
Net realized and unrealized gain (loss)	0.40	0.87	(7.26)	2.16	2.89	2.97

Net increase (decrease) from investment operations	0.49	0.98	(7.17)	2.22	2.90	2.99

Dividends and distributions from:
Net investment income	(0.12)	(0.09)	(0.01)	(0.02)	—	—
Net realized gain	—	—	(1.33)	(0.30)	(1.12)	(0.66)

Total dividends and distributions	(0.12)	(0.09)	(1.34)	(0.32)	(1.12)	(0.66)

Net asset value, end of period	$13.29	$12.92	$12.03	$20.54	$18.64	$16.86

Total Investment Return[2]

Based on net asset value	3.75%	8.22%[3,4]	(37.17)%	12.04%	17.78%	21.20%

Ratios to Average Net Assets[5]

Total expenses	1.23%	1.40%[6]	1.22%	1.17%	1.19%	1.23%

Net investment income	0.67%	1.04%[6]	0.52%	0.28%	0.05%	0.10%

Supplemental Data

Net assets, end of period (000)	$756,124	$967,445	$1,295,100	$2,499,604	$1,652,442	$371,216

Portfolio turnover of the Portfolio	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.80%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	31

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor B

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.18	$11.34	$19.41	$17.76	$16.12	$14.02

Net investment income (loss)[1]	(0.03)	0.03	(0.04)	(0.09)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	0.37	0.81	(6.85)	2.04	2.74	2.85

Net increase (decrease) from investment operations	0.34	0.84	(6.89)	1.95	2.63	2.76

Distributions from net realized gain	—	—	(1.18)	(0.30)	(0.99)	(0.66)

Net asset value, end of period	$12.52	$12.18	$11.34	$19.41	$17.76	$16.12

Total Investment Return[2]

Based on net asset value	2.79%	7.41%[3,4]	(37.62)%	11.11%	16.81%	20.29%

Ratios to Average Net Assets[5]

Total expenses	2.14%	2.21%[6]	1.99%	1.98%	1.96%	2.00%

Net investment income (loss)	(0.24)%	0.28%[6]	(0.24)%	(0.47)%	(0.67)%	(0.60)%

Supplemental Data

Net assets, end of period (000)	$37,720	$63,930	$108,660	$277,113	$309,795	$261,345

Portfolio turnover of the Portfolio	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestments of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 6.97%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor C

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.13	$11.29	$19.37	$17.72	$16.11	$14.01

Net investment income (loss)[1]	(0.03)	0.02	(0.04)	(0.09)	(0.12)	(0.10)
Net realized and unrealized gain (loss)	0.36	0.82	(6.83)	2.04	2.76	2.86

Net increase (decrease) from investment operations	0.33	0.84	(6.87)	1.95	2.64	2.76

Dividends and distributions from:
Net investment income	(0.02)	—	—	—	—	—
Net realized gain	—	—	(1.21)	(0.30)	(1.03)	(0.66)

Total dividends and distributions	(0.02)	—	(1.21)	(0.30)	(1.03)	(0.66)

Net asset value, end of period	$12.44	$12.13	$11.29	$19.37	$17.72	$16.11

Total Investment Return[2]

Based on net asset value	2.74%	7.44%[3,4]	(37.66)%	11.14%	16.89%	20.31%

Ratios to Average Net Assets[5]

Total expenses	2.11%	2.19%[6]	2.00%	1.97%	1.96%	2.00%

Net investment income (loss)	(0.22)%	0.24%[6]	(0.26)%	(0.50)%	(0.69)%	(0.65)%

Supplemental Data

Net assets, end of period (000)	$298,040	$379,388	$456,180	$959,039	$754,266	$409,937

Portfolio turnover of the Portfolio	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestments of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.00%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	33

Financial Highlights (concluded)	BlackRock Large Cap Value Fund

	Class R

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.48	$11.63	$19.92	$18.13	$16.46	$14.23

Net investment income (loss)[1]	0.04	0.07	0.03	(0.01)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	0.38	0.84	(7.02)	2.11	2.80	2.92

Net increase (decrease) from investment operations	0.42	0.91	(6.99)	2.10	2.77	2.89

Dividends and distributions from:
Net investment income	(0.09)	(0.06)	—	(0.01)	—	—
Net realized gain	—	—	(1.30)	(0.30)	(1.10)	(0.66)

Total dividends and distributions	(0.09)	(0.06)	(1.30)	(0.31)	(1.10)	(0.66)

Net asset value, end of period	$12.81	$12.48	$11.63	$19.92	$18.13	$16.46

Total Investment Return[2]

Based on net asset value	3.35%	7.88%[3,4]	(37.35)%	11.71%	17.41%	20.93%

Ratios to Average Net Assets[5]

Total expenses	1.60%	1.68%[6]	1.55%	1.50%	1.45%	1.48%

Net investment income (loss)	0.29%	0.72%[6]	0.19%	(0.06)%	(0.19)%	(0.19)%

Supplemental Data

Net assets, end of period (000)	$115,763	$139,827	$141,571	$211,115	$119,085	$45,894

Portfolio turnover of the Portfolio	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestments of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.45%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Notes to Financial Statements	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund (each a “Fund” and collectively the “Funds”), each a member of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund seeks to achieve its investment objective by investing all, or a portion of, its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”), respectively, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of September 30, 2010, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, were 74%, 77% and 91%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestments by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Funds:

Fund Reorganization: The Board of Directors of BlackRock Large Cap Core Fund and the Board of Directors and the shareholders of PNC Growth & Income Fund, Inc. (“Growth & Income”) of PNC Funds, Inc. approved a reorganization, pursuant to which BlackRock Large Cap Core Fund acquired substantially all of the assets and assumed substantially all of the liabilities of Growth & Income. The reorganization was a tax-free event and took place on November 14, 2008. The acquisition was accomplished by a tax-free exchange of 316,179 Investor A Shares, 67,564 Investor C Shares and 9,403,899 Institutional Shares of Growth & Income for 329,616 Investor A Shares, 68,866 Investor A Shares and 9,664,610 Institutional Shares, respectively, of BlackRock Large Cap Core Fund. The conversion ratios for Investor A Shares, Investor C Shares and Institutional Shares were 1.04249758, 1.01927550 and 1.02772376, respectively. Growth & Income’s net assets on that date of $78,592,131, including $181,269,534 of paid-in capital, $42,859,725 of net realized capital losses and $59,817,678 of net unrealized depreciation, were combined with those of BlackRock Large Cap Core Fund. The aggregate net assets of BlackRock Large Cap Core Fund immediately after the acquisition amounted to $2,529,461,660.

Valuation: The Funds’ policy is to fair value their financial instruments at market value. Each Fund records its investment in the corresponding Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by the Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Each Fund records daily its proportionate share of the corresponding Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for the year ended September 30, 2010, the period ended September 30, 2009 and the two years ended October 31, 2008. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	35

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of each Fund’s net assets.

With respect to BlackRock Large Cap Core Fund, the Administrator contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to certain classes of the Fund as follows: 1.14% for Investor A Shares, and 1.97% for Investor B Shares. These amounts are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement until February 1, 2011, unless approved by the Board, including a majority of the non-interested Directors.

The Corporation, on behalf of each Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee

Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B, Investor C and Class R shareholders.

For the year ended September 30, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A

BlackRock Large Cap Core Fund	$55,303
BlackRock Large Cap Growth Fund	$17,801
BlackRock Large Cap Value Fund	$25,690

For the year ended September 30, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares.

	Investor B	Investor C

BlackRock Large Cap Core Fund	$128,822	$45,281
BlackRock Large Cap Growth Fund	$29,599	$7,559
BlackRock Large Cap Value Fund	$70,049	$20,121

Furthermore, affiliates received contingent deferred sale charges relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

Investor A

BlackRock Large Cap Core Fund	$764
BlackRock Large Cap Growth Fund	$215
BlackRock Large Cap Value Fund	$11,155

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (US) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, The Bank of New York Mellon Corporation purchased PNCGIS and PFPC Trust Company, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator. Transfer agency fees borne by each Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive a fee that could vary depending on, among other things, shareholder accounts, share class and net assets. For the year ended September 30, 2010, the Funds paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statements of Operations:

BlackRock Large Cap Core Fund	$1,015,843
BlackRock Large Cap Growth Fund	$63,846
BlackRock Large Cap Value Fund	$440,040

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended September 30, 2010, the Funds reimbursed the Manager the

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Institutional	$14,775	$678	$5,979
Service	$3	$68	$1,353
Investor A	$68,642	$4,416	$28,348
Investor B	$10,103	$648	$2,601
Investor C	$11,048	$2,334	$6,988
Class R	$783	$499	$1,274

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of September 30, 2010 attributable to the classification of settlement proceeds, net operating losses, non-deductible expenses and distributions paid in excess of taxable income were reclassified to the following accounts:

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Paid-in capital	$(71,567)	$(1,312,133)	$(205)
Undistributed net investment income	$71,567	$1,312,133	$4,258
Accumulated net realized loss	—	—	$(4,053)

The tax character of distributions paid during the fiscal year ended September 30, 2010 and the period ended September 30, 2009 was as follows:

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Ordinary income
9/30/2010	$26,573,055	$713,132	$20,000,254
9/30/2009	—	—	$21,500,277

Total distributions
9/30/2010	$26,573,055	$713,132	$20,000,254

9/30/2009	—	—	$21,500,277

As of September 30, 2010, the tax components of accumulated net losses were as follows:

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Undistributed ordinary income	$8,417,269	—	$11,031,867
Capital loss carryforwards	(899,575,444)	$(101,382,129)	(1,019,993,828)
Net unrealized gains*	200,560,477	34,104,727	24,638,669

Total	$(690,597,698)	$(67,277,402)	$(984,323,292)

*	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

As of September 30, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

2016	$196,432,528	—	$236,415,548
2017	703,142,916	$101,382,129	783,578,280

Total	$899,575,444	$101,382,129	$1,019,993,828

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	37

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended September 30, 2010		Period November 1, 2008 to September 30, 2009		Year Ended October 31, 2008

BlackRock Large Cap Core Fund	Shares	Amount	Shares	Amount	Shares	Amount

Institutional

Shares sold	10,773,130	$108,830,104	43,838,825	$396,894,309	18,307,143	$213,274,693
Shares issued resulting from reorganization	—	—	9,664,610	75,542,880	—	—
Shares issued to shareholders in reinvestment of dividends and distributions	995,656	10,056,127	—	—	2,274,133	30,541,847

Total issued	11,768,786	118,886,231	53,503,435	472,437,189	20,581,276	243,816,540
Shares redeemed	(58,705,823)	(580,312,532)	(23,884,724)	(198,928,273)	(44,290,807)	(536,280,456)

Net increase (decrease)	(46,937,037)	$(461,426,301)	29,618,711	$273,508,916	(23,709,531)	$(292,463,916)

Service

Shares sold	21	$209	1,434	$12,041	1,706	$20,740
Shares issued to shareholders in reinvestment of dividends and distributions	68	670	—	—	207	2,724

Total issued	89	879	1,434	12,041	1,913	23,464
Shares redeemed	(4,462)	(43,976)	(3,851)	(33,636)	(2,490)	(29,767)

Net decrease	(4,373)	$(43,097)	(2,417)	$(21,595)	(577)	$(6,303)

Investor A

Shares sold and automatic conversion of shares	13,647,851	$134,090,944	19,460,075	$156,006,893	25,121,752	$287,778,279
Shares issued resulting from reorganization	—	—	398,482	3,049,251	—	—
Shares issued to shareholders in reinvestment of dividends and distributions	1,022,108	10,098,403	—	—	3,501,677	46,152,207

Total issued	14,669,959	144,189,347	19,858,557	159,056,144	28,623,429	333,930,486
Shares redeemed	(28,324,813)	(278,146,597)	(29,001,793)	(232,580,039)	(36,162,977)	(410,373,242)

Net decrease	(13,654,854)	$(133,957,250)	(9,143,236)	$(73,523,895)	(7,539,548)	$(76,442,756)

Investor B

Shares sold	485,306	$4,475,426	1,330,571	$9,828,180	1,944,126	$21,374,807
Shares issued to shareholders in reinvestment of dividends and distributions	18,880	175,014	—	—	965,784	12,033,720

Total issued	504,186	4,650,440	1,330,571	9,828,180	2,909,910	33,408,527
Shares redeemed and automatic conversion of shares	(5,540,874)	(51,182,780)	(10,542,617)	(78,386,183)	(16,534,915)	(175,371,510)

Net decrease	(5,036,688)	$(46,532,340)	(9,212,046)	$(68,558,003)	(13,625,005)	$(141,962,983)

Investor C

Shares sold	9,126,282	$83,325,024	12,253,383	$91,559,769	18,173,395	$198,511,648
Shares issued to shareholders in reinvestment of dividends and distributions	184,903	1,699,248	—	—	2,978,085	36,928,497

Total issued	9,311,185	85,024,272	12,253,383	91,559,769	21,151,480	235,440,145
Shares redeemed	(19,911,091)	(181,463,376)	(27,245,486)	(201,291,278)	(37,605,977)	(400,427,690)

Net decrease	(10,599,906)	$(96,439,104)	(14,992,103)	$(109,731,509)	(16,454,497)	$(164,987,545)

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

	Year Ended September 30, 2010		Period November 1, 2008 to September 30, 2009		Year Ended October 31, 2008

BlackRock Large Cap Core Fund (concluded)	Shares	Amount	Shares	Amount	Shares	Amount

Class R

Shares sold	2,430,715	$23,002,677	3,485,022	$26,708,974	5,011,848	$56,841,792
Shares issued to shareholders in reinvestment of dividends and distributions	64,796	614,263	—	—	351,544	4,475,160

Total issued	2,495,511	23,616,940	3,485,022	26,708,974	5,363,392	61,316,952
Shares redeemed	(4,437,568)	(41,770,158)	(4,955,971)	(38,331,982)	(5,004,446)	(54,816,870)

Net increase (decrease)	(1,942,057)	$(18,153,218)	(1,470,949)	$(11,623,008)	358,946	$6,500,082

BlackRock Large Cap Growth Fund

Institutional

Shares sold	1,338,286	$12,666,317	3,200,408	$23,028,793	7,511,633	$73,321,006
Shares issued to shareholders in reinvestment of dividends and distributions	14,931	140,651	—	—	712,440	8,123,721

Total issued	1,353,217	12,806,968	3,200,408	23,028,793	8,224,073	81,444,727
Shares redeemed	(4,102,509)	(38,052,825)	(9,449,134)	(66,001,834)	(21,883,831)	(232,545,666)

Net decrease	(2,749,292)	$(25,245,857)	(6,248,726)	$(42,973,041)	(13,659,758)	$(151,100,939)

Service

Shares sold	314,193	$2,934,482	739,068	$5,283,078	800,038	$8,201,394
Shares issued to shareholders in reinvestment of dividends and distributions	2,316	21,700	—	—	25,764	292,397

Total issued	316,509	2,956,182	739,068	5,283,078	825,802	8,493,791
Shares redeemed	(407,564)	(3,752,048)	(837,138)	(6,169,884)	(343,432)	(3,339,036)

Net increase (decrease)	(91,055)	$(795,866)	(98,070)	$(886,806)	482,370	$5,154,755

Investor A

Shares sold and automatic conversion of shares	6,818,978	$62,794,718	15,330,815	$108,752,602	11,239,300	$111,809,291
Shares issued to shareholders in reinvestment of dividends and distributions	49,226	451,399	—	—	738,365	8,229,629

Total issued	6,868,204	63,246,117	15,330,815	108,752,602	11,977,665	120,038,920
Shares redeemed	(10,233,312)	(93,172,865)	(9,279,289)	(66,682,725)	(14,146,657)	(138,339,235)

Net increase (decrease)	(3,365,108)	$(29,926,748)	6,051,526	$42,069,877	(2,168,992)	$(18,300,315)

Investor B

Shares sold	118,538	$998,894	553,780	$3,562,794	1,001,693	$9,563,976
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	—	—	249,325	2,610,264

Total issued	118,538	998,894	553,780	3,562,794	1,251,018	12,174,240
Shares redeemed and automatic conversion of shares	(1,720,564)	(14,492,638)	(3,063,760)	(19,937,014)	(4,616,366)	(41,341,832)

Net decrease	(1,602,026)	$(13,493,744)	(2,509,980)	$(16,374,220)	(3,365,348)	$(29,167,592)

Investor C

Shares sold	2,236,747	$18,917,169	4,024,125	$26,137,785	5,629,306	$52,751,745
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	—	—	698,980	7,309,379

Total issued	2,236,747	18,917,169	4,024,125	26,137,785	6,328,286	60,061,124
Shares redeemed	(5,624,127)	(47,375,242)	(7,506,579)	(49,077,741)	(9,646,626)	(87,478,848)

Net decrease	(3,387,380)	$(28,458,073)	(3,482,454)	$(22,939,956)	(3,318,340)	$(27,417,724)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	39

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

	Year Ended September 30, 2010		Period November 1, 2008 to September 30, 2009		Year Ended October 31, 2008

BlackRock Large Cap Growth Fund (concluded)	Shares	Amount	Shares	Amount	Shares	Amount

Class R

Shares sold	2,092,702	$18,494,679	3,385,315	$23,673,982	3,819,354	$36,987,224
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	—	—	242,342	2,618,770

Total issued	2,092,702	18,494,679	3,385,315	23,673,982	4,061,696	39,605,994
Shares redeemed	(3,910,116)	(34,501,312)	(3,807,630)	(26,171,138)	(4,306,198)	(40,459,087)

Net decrease	(1,817,414)	$(16,006,633)	(422,315)	$(2,497,156)	(244,502)	$(853,093)

BlackRock Large Cap Value Fund

Institutional

Shares sold	19,278,100	$258,452,858	32,615,703	$371,335,366	36,894,137	$614,681,902
Shares issued to shareholders in reinvestment of dividends and distributions	623,361	8,446,534	832,481	9,823,482	4,133,919	77,302,827

Total issued	19,901,461	266,899,392	33,448,184	381,158,848	41,028,056	691,984,729
Shares redeemed	(31,410,550)	(423,309,905)	(37,939,377)	(425,168,526)	(33,791,812)	(566,502,267)

Net increase (decrease)	(11,509,089)	$(156,410,513)	(4,491,193)	$(44,009,678)	7,236,244	$125,482,462

Service

Shares sold	580,761	$7,814,152	869,931	$10,024,519	706,019	$11,959,010
Shares issued to shareholders in reinvestment of dividends and distributions	22,284	301,721	25,134	296,329	112,372	2,099,110

Total issued	603,045	8,115,873	895,065	10,320,848	818,391	14,058,120
Shares redeemed	(546,758)	(7,307,183)	(700,419)	(7,985,278)	(420,028)	(6,793,559)

Net increase	56,287	$808,690	194,646	$2,335,570	398,363	$7,264,561

Investor A

Shares sold and automatic conversion of shares	11,944,824	$158,688,148	22,786,796	$253,248,797	48,856,474	$810,946,846
Shares issued to shareholders in reinvestment of dividends and distributions	585,808	7,814,678	697,851	8,109,178	8,148,668	149,528,060

Total issued	12,530,632	166,502,826	23,484,647	261,357,975	57,005,142	960,474,906
Shares redeemed	(30,481,178)	(401,417,990)	(56,253,555)	(638,708,323)	(71,052,529)	(1,126,150,477)

Net decrease	(17,950,546)	$(234,915,164)	(32,768,908)	$(377,350,348)	(14,047,387)	$(165,675,571)

Investor B

Shares sold	265,031	$3,329,020	719,124	$7,481,609	1,092,265	$17,474,705
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	—	—	854,376	14,866,308

Total issued	265,031	3,329,020	719,124	$7,481,609	1,946,641	32,341,013
Shares redeemed and automatic conversion of shares	(2,500,232)	(31,383,426)	(5,053,679)	(52,822,330)	(6,636,951)	(100,755,559)

Net decrease	(2,235,201)	$(28,054,406)	(4,334,555)	$(45,340,721)	(4,690,310)	$(68,414,546)

40	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

	Year Ended September 30, 2010		Period November 1, 2008 to September 30, 2009		Year Ended October 31, 2008

BlackRock Large Cap Value Fund (concluded)	Shares	Amount	Shares	Amount	Shares	Amount

Investor C

Shares sold	3,543,382	$44,307,468	5,645,722	$59,078,869	8,488,185	$132,881,032
Shares issued to shareholders in reinvestment of dividends and distributions	47,979	604,065	—	—	3,171,063	54,954,834

Total issued	3,591,361	44,911,533	5,645,722	59,078,869	11,659,248	187,835,866
Shares redeemed	(10,921,436)	(135,789,995)	(14,777,083)	(154,061,182)	(20,768,438)	(319,453,157)

Net decrease	(7,330,075)	$(90,878,462)	(9,131,361)	$(94,982,313)	(9,109,190)	$(131,617,291)

Class R

Shares sold	2,802,283	$35,887,564	4,471,624	$48,009,946	5,771,456	$92,978,324
Shares issued to shareholders in reinvestment of dividends and distributions	75,054	968,198	65,284	734,458	788,255	14,015,179

Total issued	2,877,337	36,855,762	4,536,908	48,744,404	6,559,711	106,993,503
Shares redeemed	(5,039,688)	(64,616,144)	(5,511,545)	(59,524,278)	(4,981,736)	(78,250,333)

Net increase (decrease)	(2,162,351)	$(27,760,382)	(974,637)	$(10,779,874)	1,577,975	$28,743,170

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	41

Report of Independent Registered Public Accounting Firm	BlackRock Large Cap Series Funds, Inc.

To the Shareholders and Board of Directors of BlackRock Large Cap Series Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, three of the series constituting BlackRock Large Cap Series Funds, Inc. (the “Fund”), as of September 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period November 1, 2008 through September 30, 2009, and for the year ended October 31, 2008, and the financial highlights for the year ended September 30, 2010, for the period November 1, 2008 through September 30, 2009, and for each of the four years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc. as of September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for the year then ended, for the period November 1, 2008 through September 30, 2009, and for the year ended October 31, 2008, and the financial highlights for the year ended September 30, 2010, for the period November 1, 2008 through September 30, 2009, and for each of the four years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 26, 2010

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the taxable year ended September 30, 2010:

	Payable Date	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Qualified Dividend Income for Individuals	12/17/09	100%	100%	100%

Dividends Qualifying for the Dividend Received Deduction for Corporations	12/17/09	100%	100%	100%

42	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Portfolio Information as of September 30, 2010	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Intel Corp.	2%
Exxon Mobil Corp.	2
Comcast Corp., Class A	1
Amgen, Inc.	1
UnitedHealth Group, Inc.	1
Eli Lilly & Co.	1
Dell, Inc.	1
News Corp., Class A	1
Corning, Inc.	1
Apple, Inc.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Microsoft Corp.	3%
Exxon Mobil Corp.	3
Apple, Inc.	2
Intel Corp.	2
Ford Motor Co.	2
Abbott Laboratories	2
Dell, Inc.	1
TJX Cos., Inc.	1
Manitowoc Co.	1
Limited Brands, Inc.	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Bank of America Corp.	3%
Citigroup, Inc.	2
UnitedHealth Group, Inc.	2
Intel Corp.	2
Eli Lilly & Co.	2
Corning, Inc.	1
News Corp., Class A	1
Comcast Corp., Class A	1
Marathon Oil Corp.	1
Capital One Financial Corp.	1

Sector Allocation

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Information Technology	19%
Consumer Discretionary	18
Health Care	16
Industrials	10
Energy	9
Financials	7
Utilities	7
Materials	5
Consumer Staples	5
Telecommunication Services	4

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Information Technology	25%
Consumer Discretionary	24
Health Care	16
Industrials	11
Energy	9
Materials	5
Utilities	3
Telecommunication Services	3
Consumer Staples	3
Financials	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Financials	17%
Health Care	14
Industrials	12
Consumer Discretionary	11
Information Technology	11
Utilities	11
Energy	7
Materials	7
Consumer Staples	5
Telecommunication Services	5

For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	43

Schedule of Investments September 30, 2010	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 17.6%
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (a)	3,120,000	$33,540,000

Automobiles — 1.3%
Ford Motor Co. (a)	1,180,000	14,443,200
Harley-Davidson, Inc. (b)	970,000	27,586,800

		42,030,000

Household Durables — 0.3%
Whirlpool Corp.	130,000	10,524,800

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. — Interactive (a)	2,490,000	34,137,900

Media — 4.8%
CBS Corp., Class B	650,000	10,309,000
Comcast Corp., Class A	2,660,000	48,092,800
Gannett Co., Inc.	640,000	7,827,200
Interpublic Group of Cos., Inc. (a)	3,340,000	33,500,200
Liberty Global, Inc. (a)(b)	420,000	12,940,200
News Corp., Class A	3,070,000	40,094,200

		152,763,600

Multiline Retail — 1.9%
Big Lots, Inc. (a)	840,000	27,930,000
Macy’s, Inc.	1,510,000	34,865,900

		62,795,900

Specialty Retail — 7.2%
Advance Auto Parts, Inc.	560,000	32,860,800
Gap, Inc.	1,820,000	33,924,800
Limited Brands, Inc.	1,290,000	34,546,200
PetSmart, Inc.	930,000	32,550,000
Ross Stores, Inc.	600,000	32,772,000
TJX Cos., Inc.	710,000	31,687,300
Williams-Sonoma, Inc.	990,000	31,383,000

		229,724,100

Total Consumer Discretionary		565,516,300

Consumer Staples — 4.5%
Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	970,000	34,454,400

Food & Staples Retailing — 0.6%
Safeway, Inc. (b)	880,000	18,620,800

Food Products — 1.4%
ConAgra Foods, Inc.	850,000	18,649,000
Hershey Co.	510,000	24,270,900
Tyson Foods, Inc., Class A	200,000	3,204,000

		46,123,900

Household Products — 0.5%
Procter & Gamble Co.	300,000	17,991,000

Personal Products — 0.9%
NBTY, Inc. (a)	510,000	28,039,800

Total Consumer Staples		145,229,900

Energy — 9.2%
Energy Equipment & Services — 1.7%
Exterran Holdings, Inc. (a)	460,000	10,446,600
McDermott International, Inc. (a)	1,260,000	18,622,800
Nabors Industries Ltd. (a)	1,030,000	18,601,800
Oil States International, Inc. (a)	130,000	6,051,500

		53,722,700

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	170,000	$13,778,500
Cimarex Energy Co.	130,000	8,603,400
Exxon Mobil Corp.	880,000	54,375,200
Marathon Oil Corp.	1,200,000	39,720,000
Mariner Energy, Inc. (a)	1,350,000	32,710,500
SM Energy Co.	490,000	18,355,400
Sunoco, Inc.	970,000	35,405,000
Williams Cos., Inc.	1,930,000	36,882,300

		239,830,300

Total Energy		293,553,000

Financials — 7.3%
Commercial Banks — 2.3%
Fifth Third Bancorp	2,920,000	35,127,600
Regions Financial Corp.	4,870,000	35,404,900
Wells Fargo & Co.	140,000	3,518,200

		74,050,700

Consumer Finance — 1.2%
Capital One Financial Corp.	950,000	37,572,500

Diversified Financial Services — 1.5%
Bank of America Corp.	610,000	7,997,100
Citigroup, Inc. (a)	8,170,000	31,863,000
JPMorgan Chase & Co.	240,000	9,136,800

		48,996,900

Insurance — 2.3%
Assurant, Inc.	820,000	33,374,000
Berkshire Hathaway, Inc. (a)	100,000	8,268,000
Old Republic International Corp.	360,000	4,986,000
UnumProvident Corp.	1,170,000	25,915,500

		72,543,500

Total Financials		233,163,600

Health Care — 16.0%
Biotechnology — 1.4%
Amgen, Inc. (a)	830,000	45,741,300

Health Care Providers & Services — 9.9%
Aetna, Inc.	1,150,000	36,351,500
AmerisourceBergen Corp.	760,000	23,301,600
Cardinal Health, Inc.	1,130,000	37,335,200
Community Health Systems, Inc. (a)	80,000	2,477,600
Coventry Health Care, Inc. (a)	840,000	18,085,200
Health Management Associates, Inc., Class A (a)	4,010,000	30,716,600
Humana, Inc. (a)	680,000	34,163,200
Lincare Holdings, Inc.	1,290,000	32,366,100
Tenet Healthcare Corp. (a)	4,510,000	21,287,200
UnitedHealth Group, Inc.	1,290,000	45,291,900
WellPoint, Inc. (a)	670,000	37,948,800

		319,324,900

Life Sciences Tools & Services — 0.5%
Pharmaceutical Product Development, Inc.	590,000	14,626,100

Pharmaceuticals — 4.2%
Eli Lilly & Co. (b)	1,130,000	41,278,900
Endo Pharmaceuticals Holdings, Inc. (a)	740,000	24,597,600
Forest Laboratories, Inc. (a)	440,000	13,609,200
Johnson & Johnson (b)	640,000	39,654,400
King Pharmaceuticals, Inc. (a)	860,000	8,565,600
Pfizer, Inc.	380,000	6,524,600

		134,230,300

Total Health Care		513,922,600

See Notes to Financial Statements.

44	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 10.1%
Aerospace & Defense — 2.2%
L-3 Communications Holdings, Inc.	480,000	$34,689,600
Raytheon Co.	810,000	37,025,100

		71,714,700

Airlines — 1.1%
Southwest Airlines Co.	2,630,000	34,374,100

Building Products — 0.9%
Owens Corning, Inc. (a)	1,090,000	27,936,700

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	13,737,600

Construction & Engineering — 0.7%
KBR, Inc.	540,000	13,305,600
Shaw Group, Inc. (a)	310,000	10,403,600

		23,709,200

Electrical Equipment — 0.4%
General Cable Corp. (a)	470,000	12,746,400

Industrial Conglomerates — 2.1%
General Electric Co.	2,120,000	34,450,000
Textron, Inc.	1,610,000	33,101,600

		67,551,600

Machinery — 1.9%
Manitowoc Co.	2,740,000	33,181,400
Oshkosh Corp. (a)	480,000	13,200,000
Timken Co.	160,000	6,137,600
Toro Co.	170,000	9,559,100

		62,078,100

Road & Rail — 0.4%
Ryder System, Inc.	270,000	11,547,900

Total Industrials		325,396,300

Information Technology — 18.9%
Communications Equipment — 1.7%
Cisco Systems, Inc. (a)	50,000	1,095,000
Motorola, Inc. (a)	4,540,000	38,726,200
Tellabs, Inc.	2,040,000	15,198,000

		55,019,200

Computers & Peripherals — 6.5%
Apple, Inc. (a)	140,000	39,725,000
Dell, Inc. (a)	3,100,000	40,176,000
Lexmark International, Inc., Class A (a)	730,000	32,572,600
SanDisk Corp. (a)	960,000	35,184,000
Seagate Technology (a)	2,810,000	33,101,800
Western Digital Corp. (a)	1,000,000	28,390,000

		209,149,400

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	2,180,000	39,850,400

IT Services — 1.7%
Gartner, Inc., Class A (a)	160,000	4,710,400
Hewitt Associates, Inc., Class A (a)	690,000	34,796,700
International Business Machines Corp.	110,000	14,755,400

		54,262,500

Internet Software & Services — 0.5%
AOL, Inc. (a)	470,000	11,632,500
Google, Inc., Class A (a)	10,000	5,257,900

		16,890,400

Common Stocks	Shares	Value

Information Technology (concluded)
Semiconductors & Semiconductor Equipment — 4.3%
Altera Corp.	1,180,000	$35,588,800
Applied Materials, Inc.	590,000	6,891,200
Intel Corp.	3,310,000	63,651,300
National Semiconductor Corp.	2,570,000	32,818,900

		138,950,200

Software — 2.9%
CA, Inc.	1,680,000	35,481,600
Microsoft Corp.	870,000	21,306,300
Symantec Corp. (a)	2,300,000	34,891,000

		91,678,900

Total Information Technology		605,801,000

Materials — 4.8%
Chemicals — 2.0%
Ashland, Inc.	660,000	32,188,200
Huntsman Corp.	170,000	1,965,200
Lubrizol Corp.	290,000	30,731,300

		64,884,700

Containers & Packaging — 1.2%
Crown Holdings, Inc. (a)	1,140,000	32,672,400
Sealed Air Corp.	210,000	4,720,800

		37,393,200

Paper & Forest Products — 1.6%
International Paper Co.	1,490,000	32,407,500
MeadWestvaco Corp.	840,000	20,479,200

		52,886,700

Total Materials		155,164,600

Telecommunication Services — 4.5%
Diversified Telecommunication Services — 2.3%
AT&T Inc.	570,000	16,302,000
Qwest Communications International, Inc.	6,030,000	37,808,100
TW Telecom, Inc. (a)	940,000	17,455,800

		71,565,900

Wireless Telecommunication Services — 2.2%
MetroPCS Communications, Inc. (a)(b)	3,170,000	33,158,200
Sprint Nextel Corp. (a)(b)	8,180,000	37,873,400

		71,031,600

Total Telecommunication Services		142,597,500

Utilities — 7.2%
Electric Utilities — 1.1%
Edison International	1,000,000	34,390,000

Gas Utilities — 0.9%
Questar Corp.	1,710,000	29,976,300

Independent Power Producers &
Energy Traders — 3.1%
Calpine Corp. (a)	1,650,000	20,542,500
Constellation Energy Group, Inc.	1,040,000	33,529,600
Mirant Corp. (a)	1,120,000	11,155,200
NRG Energy, Inc. (a)	1,620,000	33,728,400

		98,955,700

Multi-Utilities — 2.1%
CMS Energy Corp.	1,850,000	33,337,000
Integrys Energy Group, Inc.	110,000	5,726,600
NiSource, Inc.	1,670,000	29,058,000

		68,121,600

Total Utilities		231,443,600

Total Long-Term Investments (Cost — $2,898,171,093) — 100.1%		3,211,788,400

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	45

Schedule of Investments (concluded)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$113,625	$113,624,600

Total Short-Term Securities (Cost — $113,624,600) — 3.5%		113,624,600

Total Investments (Cost — $3,011,795,693*) — 103.6%		3,325,413,000

Liabilities in Excess of Other Assets — (3.6)%		(115,927,179)

Net Assets — 100.0%		$3,209,485,821

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,056,235,489

Gross unrealized appreciation	$375,640,969
Gross unrealized depreciation	(106,463,458)

Net unrealized appreciation	$269,177,511

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2009	Net Activity	Beneficial Interest Held at September 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$31,839,442	$(31,839,442)	—	$725
BlackRock Liquidity Series, LLC Money Market Series	$129,521,650	$(15,897,050)	$113,624,600	$290,336

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$3,211,788,400	—	—	$3,211,788,400
Short-Term Securities	—	$113,624,600	—	113,624,600

Total	$3,211,788,400	$113,624,600	—	$3,325,413,000

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

46	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 23.5%
Auto Components — 1.4%
Federal-Mogul Corp., Class A (a)	133,000	$2,515,030
The Goodyear Tire & Rubber Co. (a)	653,000	7,019,750

		9,534,780

Automobiles — 1.7%
Ford Motor Co. (a)	916,000	11,211,840

Diversified Consumer Services — 2.2%
Career Education Corp. (a)	204,000	4,379,880
H&R Block, Inc.	540,000	6,993,000
ITT Educational Services, Inc. (a)	47,000	3,302,690

		14,675,570

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	151,000	3,862,580
Wyndham Worldwide Corp.	188,000	5,164,360

		9,026,940

Internet & Catalog Retail — 1.0%
Expedia, Inc. (b)	233,000	6,572,930

Media — 5.3%
CBS Corp., Class B	448,000	7,105,280
DIRECTV, Class A (a)	182,000	7,576,660
Interpublic Group of Cos., Inc. (a)	759,000	7,612,770
John Wiley & Sons, Inc., Class A	140,000	5,720,400
News Corp., Class A	555,000	7,248,300

		35,263,410

Multiline Retail — 2.5%
Big Lots, Inc. (a)	199,000	6,616,750
Dollar Tree, Inc. (a)	97,000	4,729,720
Target Corp.	104,000	5,557,760

		16,904,230

Specialty Retail — 8.1%
Advance Auto Parts, Inc.	122,000	7,158,960
Aéropostale, Inc. (a)	114,000	2,650,500
The Gap, Inc.	384,000	7,157,760
Limited Brands, Inc.	295,000	7,900,100
PetSmart, Inc.	198,000	6,930,000
Ross Stores, Inc.	130,000	7,100,600
TJX Cos., Inc.	192,000	8,568,960
Williams-Sonoma, Inc.	228,000	7,227,600

		54,694,480

Total Consumer Discretionary		157,884,180

Consumer Staples — 2.6%
Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	194,000	6,890,880

Food & Staples Retailing — 0.5%
The Kroger Co.	147,000	3,184,020

Food Products — 1.1%
Hershey Co.	152,000	7,233,680

Total Consumer Staples		17,308,580

Energy — 8.9%
Energy Equipment & Services — 2.1%
Exterran Holdings, Inc. (a)	306,000	6,949,260
McDermott International, Inc. (a)	489,000	7,227,420

		14,176,680

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 6.8%
Exxon Mobil Corp.	313,000	$19,340,270
Marathon Oil Corp.	227,000	7,513,700
Mariner Energy, Inc. (a)	273,000	6,614,790
SM Energy Co.	162,000	6,068,520
Whiting Petroleum Corp. (a)	65,000	6,208,150

		45,745,430

Total Energy		59,922,110

Financials — 1.1%
Consumer Finance — 0.9%
Capital One Financial Corp.	153,000	6,051,150

Insurance — 0.2%
Endurance Specialty Holdings Ltd.	39,000	1,552,200

Total Financials		7,603,350

Health Care — 15.7%
Health Care Providers & Services — 10.0%
Aetna, Inc.	227,000	7,175,470
Cardinal Health, Inc.	218,000	7,202,720
Community Health Systems, Inc. (a)	181,000	5,605,570
Coventry Health Care, Inc. (a)	317,000	6,825,010
Health Management Associates, Inc., Class A (a)	927,000	7,100,820
Humana, Inc. (a)	131,000	6,581,440
Lincare Holdings, Inc.	271,000	6,799,390
Tenet Healthcare Corp. (a)	1,490,000	7,032,800
UnitedHealth Group, Inc.	190,000	6,670,900
WellPoint, Inc. (a)	115,000	6,513,600

		67,507,720

Life Sciences Tools & Services — 1.1%
Pharmaceutical Product Development, Inc.	288,000	7,139,520

Pharmaceuticals — 4.6%
Abbott Laboratories	214,000	11,179,360
Bristol-Myers Squibb Co.	234,000	6,343,740
Eli Lilly & Co.	210,000	7,671,300
Endo Pharmaceuticals Holdings, Inc. (a)	172,000	5,717,280

		30,911,680

Total Health Care		105,558,920

Industrials — 11.2%
Aerospace & Defense — 0.9%
Raytheon Co.	132,000	6,033,720

Airlines — 0.5%
Southwest Airlines Co.	244,000	3,189,080

Building Products — 0.9%
Owens Corning, Inc. (a)	227,000	5,818,010

Commercial Services & Supplies — 1.0%
R.R. Donnelley & Sons Co.	396,000	6,716,160

Construction & Engineering — 1.9%
KBR, Inc.	282,000	6,948,480
URS Corp. (a)	143,000	5,431,140

		12,379,620

Electrical Equipment — 1.4%
General Cable Corp. (a)	112,000	3,037,440
Thomas & Betts Corp. (a)	159,000	6,522,180

		9,559,620

Industrial Conglomerates — 1.0%
Textron, Inc.	337,000	6,928,720

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	47

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Machinery — 3.4%
Manitowoc Co.	672,000	$8,137,920
Oshkosh Corp. (a)	216,000	5,940,000
Timken Co.	52,000	1,994,720
Toro Co.	120,000	6,747,600

		22,820,240

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (a)	41,000	1,610,890

Total Industrials		75,056,060

Information Technology — 24.9%
Communications Equipment — 0.2%
Cisco Systems, Inc. (a)	54,000	1,182,600

Computers & Peripherals — 7.0%
Apple, Inc. (a)	56,000	15,890,000
Dell, Inc. (a)	723,000	9,370,080
SanDisk Corp. (a)	203,000	7,439,950
Seagate Technology (a)	626,000	7,374,280
Western Digital Corp. (a)	241,000	6,841,990

		46,916,300

Electronic Equipment, Instruments & Components — 1.8%
AVX Corp.	346,000	4,781,720
Corning, Inc.	406,000	7,421,680

		12,203,400

IT Services — 4.5%
Amdocs Ltd. (a)	240,000	6,878,400
Gartner, Inc., Class A (a)	239,000	7,036,160
Hewitt Associates, Inc., Class A (a)	142,000	7,161,060
International Business Machines Corp.	48,000	6,438,720
Total System Services, Inc.	163,000	2,484,120
The Western Union Co.	27,000	477,090

		30,475,550

Internet Software & Services — 0.2%
Google, Inc., Class A (a)	2,000	1,051,580

Machinery — 0.9%
CNH Global NV	167,000	6,118,880

Semiconductors & Semiconductor Equipment — 5.1%
Altera Corp.	251,000	7,570,160
Intel Corp.	776,000	14,922,480
Micron Technology, Inc. (a)(b)	664,000	4,787,440
National Semiconductor Corp.	551,000	7,036,270

		34,316,350

Software — 5.2%
CA, Inc.	356,000	7,518,720
Microsoft Corp.	831,000	20,351,190
Symantec Corp. (a)	460,000	6,978,200

		34,848,110

Total Information Technology		167,112,770

Materials — 4.8%
Chemicals — 2.7%
Ashland, Inc.	124,000	6,047,480
Nalco Holding Co.	264,000	6,655,440
RPM International, Inc.	281,000	5,597,520

		18,300,440

Common Stocks	Shares	Value

Materials (concluded)
Containers & Packaging — 0.6%
Crown Holdings, Inc. (a)	140,000	$4,012,400

Metals & Mining — 0.4%
Alcoa, Inc.	106,000	1,283,660
Titanium Metals Corp. (a)	57,000	1,137,720

		2,421,380

Paper & Forest Products — 1.1%
International Paper Co.	343,000	7,460,250

Total Materials		32,194,470

Telecommunication Services — 2.7%
Diversified Telecommunication Services — 1.2%
Frontier Communications Corp.	126,000	1,029,420
TW Telecom, Inc. (a)	373,000	6,926,610

		7,956,030

Wireless Telecommunication Services — 1.5%
MetroPCS Communications, Inc. (a)(b)	701,000	7,332,460
NII Holdings, Inc. (a)	78,000	3,205,800

		10,538,260

Total Telecommunication Services		18,494,290

Utilities — 3.5%
Electric Utilities — 0.5%
NV Energy, Inc.	252,000	3,313,800

Independent Power Producers & Energy Traders — 2.0%
Calpine Corp. (a)	558,000	6,947,100
Constellation Energy Group, Inc.	193,000	6,222,320

		13,169,420

Multi-Utilities — 1.0%
Integrys Energy Group, Inc. (b)	129,000	6,715,740

Total Utilities		23,198,960

Total Long-Term Investments (Cost — $611,968,870) — 98.9%		664,333,690

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	346,978	346,978

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$19,524	19,523,700

Total Short-Term Securities (Cost — $19,870,678) — 2.9%		19,870,678

Total Investments (Cost — $631,839,548*) — 101. 8%		684,204,368
Liabilities in Excess of Other Assets — (1.8)%		(12,370,403)

Net Assets — 100.0%		$671,833,965

See Notes to Financial Statements.

48	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$640,440,810

Gross unrealized appreciation	$67,345,146
Gross unrealized depreciation	(23,581,588)

Net unrealized appreciation	$43,763,558

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2009	Net Activity	Shares/ Beneficial Interest Held at September 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	346,978	346,978	$286
BlackRock Liquidity Series, LLC Money Market Series	$15,448,500	$4,075,200	$19,523,700	$35,501

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$664,333,690	—	—	$664,333,690
Short-Term Securities	346,978	$19,523,700	—	19,870,678

Total	$664,680,668	$19,523,700	—	$684,204,368

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	49

Schedule of Investments September 30, 2010	Master Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 10.9%
Internet & Catalog Retail — 0.3%
Liberty Media Holding Corp. — Interactive (a)	530,000	$7,266,300

Media — 5.3%
CBS Corp., Class B	1,580,000	25,058,800
Comcast Corp., Class A	1,700,000	30,736,000
DISH Network Corp.	300,000	5,748,000
Gannett Co., Inc.	1,800,000	22,014,000
News Corp., Class A	2,370,000	30,952,200

		114,509,000

Multiline Retail — 1.2%
Macy’s, Inc.	1,140,000	26,322,600

Specialty Retail — 4.1%
Foot Locker, Inc.	1,610,000	23,393,300
GameStop Corp., Class A (a)	310,000	6,110,100
The Gap, Inc.	1,170,000	21,808,800
Limited Brands, Inc.	840,000	22,495,200
Signet Jewelers Ltd. (a)	390,000	12,378,600
Williams-Sonoma, Inc.	100,000	3,170,000

		89,356,000

Total Consumer Discretionary		237,453,900

Consumer Staples — 5.2%
Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	660,000	23,443,200

Food & Staples Retailing — 0.5%
The Kroger Co.	460,000	9,963,600

Food Products — 2.8%
ConAgra Foods, Inc.	1,110,000	24,353,400
Corn Products International, Inc.	250,000	9,375,000
Del Monte Foods Co.	230,000	3,015,300
Tyson Foods, Inc., Class A	1,540,000	24,670,800

		61,414,500

Household Products — 0.8%
The Procter & Gamble Co.	300,000	17,991,000

Total Consumer Staples		112,812,300

Energy — 7.2%
Energy Equipment & Services — 1.8%
Exterran Holdings, Inc. (a)	690,000	15,669,900
McDermott International, Inc. (a)	1,600,000	23,648,000

		39,317,900

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	180,000	14,589,000
Marathon Oil Corp.	900,000	29,790,000
Sunoco, Inc.	600,000	21,900,000
Valero Energy Corp.	1,510,000	26,440,100
Williams Cos., Inc.	1,270,000	24,269,700

		116,988,800

Total Energy		156,306,700

Financials — 17.3%
Commercial Banks — 3.5%
Fifth Third Bancorp	2,140,000	25,744,200
Fulton Financial Corp.	1,650,000	14,949,000
Regions Financial Corp.	3,700,000	26,899,000
SunTrust Banks, Inc.	260,000	6,715,800
Wells Fargo & Co.	80,000	2,010,400

		76,318,400

Common Stocks	Shares	Value

Financials (concluded)
Consumer Finance — 2.1%
AmeriCredit Corp. (a)	30,000	$733,800
Capital One Financial Corp.	740,000	29,267,000
SLM Corp. (a)	1,290,000	14,899,500

		44,900,300

Diversified Financial Services — 6.2%
Bank of America Corp.	5,270,000	69,089,700
Citigroup, Inc. (a)	13,420,000	52,338,000
JPMorgan Chase & Co.	360,000	13,705,200

		135,132,900

Insurance — 5.5%
American Financial Group, Inc.	780,000	23,852,400
Aspen Insurance Holdings Ltd.	690,000	20,893,200
Assurant, Inc.	600,000	24,420,000
Berkshire Hathaway, Inc. (a)	130,000	10,748,400
Protective Life Corp.	210,000	4,569,600
Prudential Financial, Inc.	110,000	5,959,800
Unitrin, Inc.	210,000	5,121,900
UnumProvident Corp.	1,110,000	24,586,500

		120,151,800

Total Financials		376,503,400

Health Care — 13.6%
Health Care Providers & Services — 10.1%
Aetna, Inc.	910,000	28,765,100
Cardinal Health, Inc.	790,000	26,101,600
Cigna Corp.	720,000	25,761,600
Coventry Health Care, Inc. (a)	1,140,000	24,544,200
Health Net, Inc. (a)	840,000	22,839,600
Humana, Inc. (a)	490,000	24,617,600
UnitedHealth Group, Inc.	1,070,000	37,567,700
WellPoint, Inc. (a)	510,000	28,886,400

		219,083,800

Pharmaceuticals — 3.5%
Eli Lilly & Co. (b)	920,000	33,607,600
Johnson & Johnson	180,000	11,152,800
King Pharmaceuticals, Inc. (a)	2,450,000	24,402,000
Pfizer, Inc.	480,000	8,241,600

		77,404,000

Total Health Care		296,487,800

Industrials — 11.7%
Aerospace & Defense — 2.4%
L-3 Communications Holdings, Inc.	320,000	23,126,400
Raytheon Co.	640,000	29,254,400

		52,380,800

Airlines — 0.7%
Southwest Airlines Co.	1,130,000	14,769,100

Building Products — 0.8%
Owens Corning, Inc. (a)	670,000	17,172,100

Commercial Services & Supplies — 0.7%
R.R. Donnelley & Sons Co.	900,000	15,264,000

Construction & Engineering — 1.1%
KBR, Inc.	1,000,000	24,640,000

Industrial Conglomerates — 1.3%
General Electric Co.	1,780,000	28,925,000

See Notes to Financial Statements.

50	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Machinery — 3.7%
Manitowoc Co.	2,100,000	$25,431,000
Oshkosh Corp. (a)	360,000	9,900,000
Timken Co.	570,000	21,865,200
Trinity Industries, Inc. (b)	1,010,000	22,492,700

		79,688,900

Road & Rail — 1.0%
Ryder System, Inc.	510,000	21,812,700

Total Industrials		254,652,600

Information Technology — 11.4%
Communications Equipment — 0.5%
Motorola, Inc. (a)	1,430,000	12,197,900

Computers & Peripherals — 3.1%
Lexmark International, Inc., Class A (a)	510,000	22,756,200
Seagate Technology (a)	1,870,000	22,028,600
Western Digital Corp. (a)	830,000	23,563,700

		68,348,500

Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	1,700,000	31,076,000
Vishay Intertechnology, Inc. (a)	2,410,000	23,328,800

		54,404,800

IT Services — 0.5%
CoreLogic, Inc. (a)	560,000	10,729,600

Internet Software & Services — 1.1%
AOL, Inc. (a)	950,000	23,512,500

Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	1,850,000	35,575,500
National Semiconductor Corp.	1,590,000	20,304,300

		55,879,800

Software — 1.1%
CA, Inc.	1,100,000	23,232,000

Total Information Technology		248,305,100

Materials — 7.2%
Chemicals — 2.8%
Ashland, Inc.	450,000	21,946,500
Cabot Corp.	410,000	13,353,700
Cytec Industries, Inc.	400,000	22,552,000
RPM International, Inc.	160,000	3,187,200

		61,039,400

Containers & Packaging — 1.1%
Sealed Air Corp.	1,080,000	24,278,400

Paper & Forest Products — 3.3%
International Paper Co.	1,040,000	22,620,000
MeadWestvaco Corp.	980,000	23,892,400
Weyerhaeuser Co.	1,530,000	24,112,800

		70,625,200

Total Materials		155,943,000

Common Stocks	Shares	Value

Telecommunication Services — 5.4%
Diversified Telecommunication Services — 2.5%
AT&T Inc.	700,000	$20,020,000
Qwest Communications International, Inc.	4,160,000	26,083,200
Verizon Communications, Inc.	230,000	7,495,700

		53,598,900

Wireless Telecommunication Services — 2.9%
MetroPCS Communications, Inc. (a)	2,340,000	24,476,400
Sprint Nextel Corp. (a)	6,320,000	29,261,600
Telephone & Data Systems, Inc.	290,000	9,512,000

		63,250,000

Total Telecommunication Services		116,848,900

Utilities — 10.7%
Electric Utilities — 3.4%
Edison International	770,000	26,480,300
NV Energy, Inc.	1,800,000	23,670,000
Pepco Holdings, Inc.	1,250,000	23,250,000

		73,400,300

Gas Utilities — 1.1%
Questar Corp.	1,350,000	23,665,500

Independent Power Producers & Energy Traders — 2.9%
Calpine Corp. (a)	340,000	4,233,000
Constellation Energy Group, Inc.	470,000	15,152,800
Mirant Corp. (a)	2,080,000	20,716,800
NRG Energy, Inc. (a)	1,150,000	23,943,000

		64,045,600

Multi-Utilities — 3.3%
CMS Energy Corp.	1,320,000	23,786,400
Integrys Energy Group, Inc.	440,000	22,906,400
NiSource, Inc.	1,390,000	24,186,000

		70,878,800

Total Utilities		231,990,200

Total Long-Term Investments (Cost — $2,080,553,676) — 100.6%		2,187,303,900

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	40	40

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$36,458	36,457,500

Total Short-Term Securities (Cost — $36,457,540) — 1.7%		36,457,540

Total Investments (Cost — $2,117,011,216*) — 102.3%		2,223,761,440
Liabilities in Excess of Other Assets — (2.3)%		(50,619,279)

Net Assets — 100.0%		$2,173,142,161

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,196,940,057

Gross unrealized appreciation	$150,289,577
Gross unrealized depreciation	(123,468,194)

Net unrealized appreciation	$26,821,383

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	51

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2009	Net Activity	Shares/ Beneficial Interest Held at September 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	40	40	$709
BlackRock Liquidity Series, LLC Money Market Series	$55,738,150	$(19,280,650)	$36,457,500	$93,307

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$2,187,303,900	—	—	$2,187,303,900
Short-Term Securities	40	$36,457,500	—	36,457,540

Total	$2,187,303,940	$36,457,500	—	$2,223,761,440

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

52	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Statements of Assets and Liabilities	Master Large Cap Series LLC

September 30, 2010	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Assets

Investments at value — unaffiliated[1,2]	$3,211,788,400	$664,333,690	$2,187,303,900
Investments at value — affiliated[3]	113,624,600	19,870,678	36,457,540
Investments sold receivable	82,079,200	20,518,327	68,070,027
Dividends receivable	2,703,500	524,145	1,891,650
Securities lending income receivable — affiliated	22,531	5,558	10,456
Contributions receivable from investors	105,243	7,017,770	110,394
Prepaid expenses	66,802	15,077	62,850

Total assets	3,410,390,276	712,285,245	2,293,906,817

Liabilities

Collateral on securities loaned, at value	113,624,600	19,523,700	36,457,500
Bank overdraft	7,252,302	—	10,083,253
Investments purchased payable	75,334,661	20,557,803	57,171,877
Withdrawals payable to investors	3,132,078	—	15,937,002
Investment advisory fees payable	1,226,585	265,268	888,288
Other affiliates payable	17,559	3,294	11,091
Directors’ fees payable	1,120	241	716
Other accrued expenses payable	314,727	100,763	213,616
Other liabilities payable	823	211	1,313

Total liabilities	200,904,455	40,451,280	120,764,656

Net Assets	$3,209,485,821	$671,833,965	$2,173,142,161

Net Assets Consist of

Investors’ capital	$2,895,868,514	$619,469,145	$2,066,391,937
Net unrealized appreciation/depreciation	313,617,307	52,364,820	106,750,224

Net Assets	$3,209,485,821	$671,833,965	$2,173,142,161

[1] Investments at cost — unaffiliated	$2,898,171,093	$611,968,870	$2,080,553,676

[2] Securities loaned at value	$110,435,971	$18,823,082	$35,494,206

[3] Investments at cost — affiliated	$113,624,600	$19,870,678	$36,457,540

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	53

Statements of Operations	Master Large Cap Series LLC

Year Ended September 30, 2010	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Investment Income

Dividends	$60,064,671	$9,044,459	$45,941,317
Securities lending — affiliated	290,336	35,501	93,307
Dividends — affiliated	725	286	709
Interest	216,095	41,481	69

Total income	60,571,827	9,121,727	46,035,402

Expenses

Investment advisory	17,455,621	3,530,677	12,190,974
Accounting services	632,953	251,669	491,843
Custodian	204,504	66,014	167,687
Professional	112,384	61,536	58,720
Directors	81,023	19,861	53,956
Printing	7,017	1,353	4,265
Miscellaneous	81,961	20,307	63,747

Total expenses	18,575,463	3,951,417	13,031,192
Less fees waived by advisor	(599)	(99)	(184)

Total expenses after fees waived	18,574,864	3,951,318	13,031,008

Net investment income	41,996,963	5,170,409	33,004,394

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	407,516,634	102,377,389	367,217,114
Payment by affiliate	2,278,260	68,976	—

	409,794,894	102,446,365	367,217,114

Net change in unrealized appreciation/depreciation on investments	(226,914,201)	(55,277,639)	(289,936,488)

Total realized and unrealized gain	182,880,693	47,168,726	77,280,626

Net Increase in Net Assets Resulting from Operations	$224,877,656	$52,339,135	$110,285,020

See Notes to Financial Statements.

54	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio			Master Large Cap Growth Portfolio

Increase (Decrease) in Net Assets:	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$41,996,963	$45,398,506	$41,118,548	$5,170,409	$4,690,392	$5,455,044
Net realized gain (loss)	409,794,894	(778,429,718)	(521,502,159)	102,446,365	(130,730,353)	(114,597,872)
Net change in unrealized appreciation/depreciation	(226,914,201)	1,174,704,782	(1,536,726,590)	(55,277,639)	248,627,811	(333,142,941)

Net increase (decrease) in net assets resulting from operations	224,877,656	441,673,570	(2,017,110,201)	52,339,135	122,587,850	(442,285,769)

Capital Transactions

Proceeds from contributions	390,820,213	1,506,405,011	986,366,566	145,816,428	215,325,909	469,632,427
Value of withdrawals	(1,352,534,366)	(845,271,038)	(1,775,472,579)	(260,209,274)	(269,988,785)	(595,379,184)

Net increase (decrease) in net assets derived from capital transactions	(961,714,153)	661,133,973	(789,106,013)	(114,392,846)	(54,662,876)	(125,746,757)

Net Assets

Total increase (decrease) in net assets	(736,836,497)	1,102,807,543	(2,806,216,214)	(62,053,711)	67,924,974	(568,032,526)
Beginning of period	3,946,322,318	2,843,514,775	5,649,730,989	733,887,676	665,962,702	1,233,995,228

End of period	$3,209,485,821	$3,946,322,318	$2,843,514,775	$671,833,965	$733,887,676	$665,962,702

Master Large Cap Series LLC

	Master Large Cap Value Portfolio

Increase (Decrease) in Net Assets:	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$33,004,394	$44,699,454	$56,250,234
Net realized gain (loss)	367,217,114	(907,436,935)	(586,455,313)
Net change in unrealized appreciation/depreciation	(289,936,488)	1,046,928,266	(1,366,434,994)

Net increase (decrease) in net assets resulting from operations	110,285,020	184,190,785	(1,896,640,073)

Capital Transactions

Proceeds from contributions	567,720,441	812,993,042	1,889,127,025
Value of withdrawals	(1,150,721,411)	(1,414,441,343)	(2,321,525,876)

Net decrease in net assets derived from capital transactions	(583,000,970)	(601,448,301)	(432,398,851)

Net Assets

Total decrease in net assets	(472,715,950)	(417,257,516)	(2,329,038,924)
Beginning of period	2,645,858,111	3,063,115,627	5,392,154,551

End of period	$2,173,142,161	$2,645,858,111	$3,063,115,627

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	55

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio

		Period November 1, 2008 to September 30, 2009
	Year Ended September 30, 2010
			Year Ended October 31,

			2008	2007	2006	2005

Total Investment Return

Total investment return	6.16%	12.63%[1,2]	(38.84)%	13.94%	17.32%	18.35%

Ratios to Average Net Assets

Total expenses	0.49%	0.50%[3]	0.50%	0.49%	0.49%	0.51%

Total expenses after fees waived	0.49%	0.50%[3]	0.50%	0.49%	0.49%	0.51%

Net investment income	1.11%	1.56%[3]	0.93%	0.63%	0.58%	0.72%

Supplemental Data

Net assets, end of period (000)	$3,209,486	$3,946,322	$2,843,515	$5,649,731	$3,876,639	$2,666,699

Portfolio turnover	173%	168%	109%	96%	88%	94%

	Master Large Cap Growth Portfolio

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005

Total Investment Return

Total investment return	7.68%	20.49%[1,4]	(37.96)%	17.47%	14.05%	12.47%

Ratios to Average Net Assets

Total expenses	0.56%	0.57%[3]	0.56%	0.56%	0.56%	0.57%

Total expenses after fees waived	0.56%	0.57%[3]	0.56%	0.56%	0.56%	0.57%

Net investment income	0.73%	0.81%[3]	0.54%	0.25%	0.26%	0.33%

Supplemental Data

Net assets, end of period (000)	$671,834	$733,888	$665,963	$1,233,995	$785,377	$489,398

Portfolio turnover	232%	242%	144%	87%	117%	132%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

[4]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

See Notes to Financial Statements.

56	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005

Total Investment Return

Total investment return	4.36%	9.03%[1,2]	(36.54)%	12.72%	18.48%	21.93%

Ratios to Average Net Assets

Total expenses	0.53%	0.54%[3]	0.51%	0.51%	0.53%	0.55%

Total expenses after fees waived	0.53%	0.54%[3]	0.51%	0.51%	0.53%	0.55%

Net investment income	1.35%	1.88%[3]	1.22%	0.95%	0.73%	0.80%

Supplemental Data

Net assets, end of period (000)	$2,173,142	$2,645,858	$3,063,116	$5,392,155	$3,927,926	$1,535,988

Portfolio turnover	183%	151%	108%	72%	71%	95%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	57

Notes to Financial Statements	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”) constitute the Master Large Cap Series LLC (collectively, the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Reorganization:

Master Large Cap Core Portfolio
On November 14, 2008, an investor of the Portfolio acquired all of the assets and certain stated liabilities of PNC Growth & Income Fund (the “PNC Fund”), a series of PNC Funds, Inc. The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of the PNC Fund on October 31, 2008. As a result of the reorganization, which included $59,817,678 of net unrealized depreciation, the Portfolio received an in-kind contribution of portfolio securities.

Valuation: The Portfolios’ policy is to fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”), at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Portfolios may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Portfolios are entitled to dividend and interest payments on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: Each Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Sub-chapter M of the Internal Revenue Code of 1986, as amended.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate

58	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)	Master Large Cap Series LLC

methods. Each Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolios for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of each Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee at the following annual rates of each Portfolio’s average daily net assets:

Master Large Cap Core Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $1 billion	0.50%
In excess of $1 billion, but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statements of Operations.

The Manager entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the year ended September 30, 2010, each Portfolio reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Master Large Cap Core Portfolio	$73,376
Master Large Cap Growth Portfolio	$13,624
Master Large Cap Value Portfolio	$46,040

The Portfolios have received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities as securities loaned and collateral on securities loaned, at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Portfolios on such investments is shown as securities lending — affiliated in the Statements of Operations. For the year ended September 30, 2010, BIM received the following in securities lending agent fees related to securities lending activities for the Portfolios:

Master Large Cap Core Portfolio	$72,814
Master Large Cap Growth Portfolio	$8,961
Master Large Cap Value Portfolio	$23,295

The Manager reimbursed Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio $2,278,260 and $68,976, respectively, for net losses associated with certain investment transactions. These amounts are shown as payment by affiliates in the Statements of Operations.

Certain officers and/or directors of the Portfolios are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended September 30, 2010, were as follows:

	Purchases	Sales

Master Large Cap Core Portfolio	$6,409,399,080	$7,328,183,522
Master Large Cap Growth Portfolio	$1,619,332,771	$1,737,945,660
Master Large Cap Value Portfolio	$4,407,194,346	$4,950,056,303

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	59

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010 and was subsequently renewed until November 2011. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2008, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2008, a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Portfolios did not borrow under the credit agreement during the year ended September 30, 2010.

5. Concentration, Market and Credit Risk:

Master Large Cap Growth Portfolio invests a significant portion of its assets in securities in the information technology and consumer discretionary sectors. Changes in economic conditions affecting the information technology and consumer discretionary sectors would have a greater impact on Master Large Cap Growth Portfolio and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master LLC.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

60	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Report of Independent Registered Public Accounting Firm	Master Large Cap Series LLC

To the Investors and Board of Directors of
Master Large Cap Series LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Master Large Cap Series LLC (the “Master LLC”) comprised of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, as of September 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period November 1, 2008 through September 30, 2009, and for the year ended October 31, 2008, and the financial highlights for the year ended September 30, 2010, for the period November 1, 2008 through September 30, 2009, and for each of the four years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio of Master Large Cap Series LLC, as of September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for the year then ended, for the period November 1, 2008 through September 30, 2009, and for the year ended October 31, 2008, and the financial highlights for the year ended September 30, 2010, the period November 1, 2008 through September 30, 2009, and for each of the four years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 26, 2010

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	61

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Large Cap Series LLC (the “Master LLC”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of each of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”). The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to each Master Portfolio. BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund (each a “Feeder Fund,” and together, the “Feeder Funds”), each a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), currently invests all of their investable assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, respectively. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Master Portfolio or Feeder Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Feeder Funds and the Master Portfolios by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Master Portfolio, each Feeder Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Master Portfolio and/or Feeder Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master Portfolio and/or Feeder Fund operating expenses; (d) the resources devoted to and compliance reports relating to each Master Portfolio’s and each Feeder Fund’s investment objective, policies and restrictions; (e) each Master Portfolio’s and each Feeder Fund’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Master Portfolio’s and/or Feeder Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Feeder Fund, as applicable, and the investment performance of each Feeder Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Master Portfolio and/or Feeder Fund to BlackRock; (f) sales and redemption data regarding each Feeder Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

62	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio, each for a one-year term ending June 30, 2011. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Feeder Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Master Portfolio and Feeder Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Feeder Fund shares, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolios and the Feeder Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund. Throughout the year, the Board compared each Feeder Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing Master Portfolio performance and each Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Master Portfolio and Feeder Fund. BlackRock and its affiliates and significant shareholders provide each Master Portfolio and Feeder Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to each Master Portfolio and Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and Feeder Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Master Portfolio and Feeder Fund with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Feeder Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Master Portfolio, each Feeder Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Feeder Fund, as applicable. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Feeder Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Feeder Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in such Feeder Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each Master Portfolio and Feeder Fund, as applicable, throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that BlackRock Large Cap Core Fund performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Feeder Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the Master Large Cap Core Portfolio’s fundamental orientation, preference for growth visibility and valuation discipline kept it out of many of the high beta cyclical stocks that

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	63

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

outperformed during 2009. For the three-year period, information technology, industrials, energy and consumer staples detracted from performance. For the five-year period, stock selection in information technology and industrials and an underweight in consumer staples hurt performance relative to the Feeder Fund’s Peers.

The Board noted that although BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund underperformed their respective Peers in two of the one-, three- and five-year periods reported, underperformance for at least one of the periods was within 10% of the Lipper Performance Universe median return of their respective Peers.

The Board and BlackRock discussed BlackRock’s strategy for improving each Feeder Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist each Master Portfolio’s portfolio managers and to improve such Feeder Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Master Portfolio and Feeder Fund: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding Feeder Fund’s Lipper category. It also compared each Feeder Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Master Portfolio and Feeder Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Master Portfolio and Feeder Fund. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Master Portfolio and Feeder Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Master Portfolio and Feeder Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Master Portfolio and Feeder Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that each Master Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Peers of the applicable Feeder Fund, in each case before taking into account any expense reimbursements or fee waivers.

The Board also noted that each Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels.

The Board further noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, BlackRock Large Cap Core Fund’s total operating expenses as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Master Portfolio and Feeder Fund increase. The Board also considered the extent to which each Master Portfolio and Feeder Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Master Portfolio and Feeder Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of each Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Master Portfolio and Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to each Master Portfolio and Feeder Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds

64	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

(“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the applicable Feeder Fund’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of such Feeder Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to each Master Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board of the Master LLC considered the discussions of BlackRock’s fee structure, as it applies to each Master Portfolio, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	65

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 1999

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

66	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director of the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Corporation’s/ Master LLC’s board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end Funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 290 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Corporation/Master LLC based on his positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	67

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers*

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s US Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s US Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s US Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008; Associate of BlackRock, Inc. from 2002 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of US Funds at BlackRock, Inc. since 2006; General Counsel (US) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

*	Officers of the Corporation/Master LLC serve at the pleasure of the Board.

Further information about the Corporation’s Officers and Directors is available in the Corporation’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Corporation/Master LLC.

68	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds/Master LLC file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in the Funds’/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	69

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

70	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock Euro Fund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Global Dividend Income Portfolio†
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	71

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#CAPSERIES-9/10

September 30, 2010

Annual Report

BlackRock Large Cap Series Funds, Inc.

►	BlackRock Large Cap Core Retirement Portfolio

►	BlackRock Large Cap Growth Retirement Portfolio

►	BlackRock Large Cap Value Retirement Portfolio

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. The major short-term ambiguities that kept market participants on the fence — the US financial reform bill, political uncertainty, European bank stress test results, and European sovereign funding — have all abated to some degree, allowing market conditions to regain some degree of normalcy and demonstrate growth. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The Federal Reserve Board has made it clear that additional policy action will be needed to combat the slow pace of growth, high unemployment, and deflation risks.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as uncertainty driven by mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. As the end of the 12-month period drew near, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors along with the anticipation of further quantitative easing drove equity markets higher in the third quarter, with most markets recapturing their second quarter losses and moving into positive territory year-to-date. International equities turned positive, posting gains on both a six- and 12-month basis. In the US, both large and small cap equities posted robust gains for the 12-month period; however large cap stocks remain negative on a six-month basis while small caps turned positive.

In fixed income markets, yields fluctuated but generally declined over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of September 30, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	(1.42)%	10.16%

US small cap equities (Russell 2000 Index)	0.25	13.35

International equities (MSCI Europe, Australasia, Far East Index)	0.20	3.27

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.13

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.20	10.23

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.05	8.16

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.51	5.81

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.55	18.24

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. We thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2010	BlackRock Large Cap Core Retirement Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

BlackRock Large Cap Core Retirement Portfolio (the “Fund”), through its investment in Master Large Cap Core Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000 Index, for the 12-month period ended September 30, 2010.

What factors influenced performance?

•	Overall, negative results in the industrials, information technology (“IT”) and energy sectors overshadowed positive results in the health care and financials sectors.

•

Stock selection (primarily in the electrical equipment and aerospace & defense industries) drove underperformance within industrials. Underperformance of electrical equipment holdings reflected continued weakness in commercial construction, while lingering government budget deficit concerns adversely affected aerospace & defense holdings. Stock selection hindered performance in the IT sector as well, with weakness most pronounced in the computers & peripherals industry. The Portfolio had a notable exposure to the personal computer (“PC”) market, which struggled as general concerns about macroeconomic growth dampened consumer demand. Additionally, the rapid (and ongoing) adoption of tablets and other mobile devices led to some cannibalization of the traditional consumer PC market. Lastly, equipment & services names detracted from results within energy. Earlier in the reporting period, energy holdings struggled amid commodity price volatility related to the economic slowdown, as well as contagion from the oil spill in the Gulf of Mexico. In the latter half of the reporting period, underexposure to the industry was a negative, as many of the names that underperformed amid the Gulf oil spill bounced back from their lows.

•	The largest individual detractors from performance were Seagate Technology, NRG Energy, Inc., AES Corp. and Sears Holdings Corp. An underweight in Apple, Inc. also hindered relative returns.

•

Conversely, health care was the largest source of positive performance during the 12 months, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. An overweight in health care providers & services was particularly beneficial as holdings of health maintenance organizations outperformed due to stellar earnings results and investor comfort with the outcome of reform. An underweight and stock selection in the health care equipment & supplies industry also was additive. In the financials sector, a considerable underweight (particularly in diversified financial services and capital markets names) aided relative results, as the sector lagged the broader market due to continued regulatory and business model uncertainty and revenue growth challenges.

•	The largest individual contributors to performance were Limited Brands, Inc., UnitedHealth Group, Inc., Lubrizol Corp., Walter Energy, Inc. and Mylan, Inc.

Describe recent portfolio activity.

•

During the annual period, we considerably increased exposure to the consumer discretionary and IT sectors. We significantly reduced the Portfolio’s weighting in energy, along with modest decreases in consumer staples, health care and industrials.

•

The largest security purchases in the Portfolio were Intel Corp., Seagate Technology, Comcast Corp. (Class A), National Semiconductor Corp. and Eli Lilly & Co. The largest sales included Philip Morris International Inc., Verizon Communications Inc., Schering-Plough Corp., Walter Energy and Anadarko Petroleum Corp.

Describe portfolio positioning at period end.

•

At period end, we maintained the Portfolio’s pro-cyclical bias, emphasizing companies with strong balance sheets and superior free cash flow. However, we balanced that positioning with exposure to traditional defensive (i.e., less economically sensitive) areas. The Portfolio’s largest sector overweights included consumer discretionary and health care. The largest underweights were in financials and consumer staples. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

BlackRock Large Cap Core Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Index.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2010

		Average Annual Total Returns[5]
	6-Month Total Returns
		1 Year	Since Inception[6]

Class K	(5.09)%	6.01%	(8.75)%
Russell 1000 Index	(1.21)	10.75	(5.79)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[7]	Annualized Expense Ratio

Class K	$1,000.00	$949.10	$3.27	$1,000.00	$1,021.74	$3.40	0.67%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	5

Fund Summary as of September 30, 2010	BlackRock Large Cap Growth Retirement Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”), through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000 Growth Index, for the 12-month period ended September 30, 2010.

What factors influenced performance?

•	Overall, negative results in the IT, industrials and energy sectors overshadowed positive results in health care, telecommunication services and consumer discretionary.

•

Stock selection (primarily in the computers & peripherals industry) drove underperformance within IT. The Portfolio had a notable exposure to the personal computer (“PC”) market, which struggled as general concerns about macroeconomic growth dampened consumer demand. Additionally, the rapid (and ongoing) adoption of tablets and other mobile devices led to some cannibalization of the traditional consumer PC market. An underweight position and stock selection in semiconductor names also hurt performance. Stock selection hindered performance in the industrials sector as well. Weakness was most pronounced in the commercial services & supplies industry, where select commercial printing holdings were pressured by depressed print advertising spending and industry overcapacity. Lastly, equipment & services names detracted from results within energy. Earlier in the reporting period, energy holdings struggled amid commodity price volatility related to the economic slowdown, as well as contagion from the oil spill in the Gulf of Mexico. In the latter half of the reporting period, underexposure to the industry was a negative, as many of the names that underperformed amid the Gulf oil spill bounced back from their lows.

•	The largest individual detractors from performance were Seagate Technology, Microsoft Corp., Philip Morris International, Inc. and AES Corp. An underweight in Apple, Inc. proved unfavorable as well.

•

Conversely, health care was the largest source of positive performance during the 12 months, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. An underweight position and positive stock selection in the health care equipment & supplies industry was particularly beneficial, as was selection among defensive pharmaceutical names. Within the telecommunication services sector, the Portfolio’s overweight allocation to the wireless industry aided results, as select holdings demonstrated improving subscriber growth trends. Strong selection amongst specialty retailers benefited performance within consumer discretionary.

•

The largest individual contributors to performance were Sybase Inc., MetroPCS Communications, Inc., Cisco Systems, Inc. and Limited Brands, Inc. A lack of exposure to Hewlett-Packard Co. and Monsanto Co. also aided relative performance.

Describe recent portfolio activity.

•

During the annual period, we significantly increased the Portfolio’s weighting in the consumer discretionary sector, along with modest increases in IT and telecommunication services. We considerably reduced allocations to health care, energy and consumer staples.

•

The largest purchases in the Portfolio were Exxon Mobil Corp., Intel Corp., Abbott Laboratories, Seagate Technology and Ford Motor Co. The largest sales included Philip Morris International, Oracle Corp., Amgen, Inc., Johnson & Johnson and Schering-Plough Corp.

Describe portfolio positioning at period end.

•

At period end, we maintained the Portfolio’s pro-cyclical bias, emphasizing companies with strong balance sheets and superior free cash flow. However, we balanced that positioning with exposure to traditional defensive (i.e., less economically sensitive) areas. The Portfolio’s largest sector overweights included consumer discretionary and health care. The largest underweights were in consumer staples and IT. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

BlackRock Large Cap Growth Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Growth Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

[4]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2010

	6-Month Total Returns	Average Annual Total Returns[5]

		1 Year	Since Inception[6]

Class K	(4.79)%	7.46%	(5.25)%
Russell 1000 Growth Index	(0.27)	12.65	(4.00)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[7]	Annualized Expense Ratio

Class K	$1,000.00	$952.10	$3.28	$1,000.00	$1,021.74	$3.40	0.67%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	7

Fund Summary as of September 30, 2010	BlackRock Large Cap Value Retirement Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

BlackRock Large Cap Value Retirement Portfolio (the “Fund”), through its investment in Master Large Cap Value Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ended September 30, 2010.

What factors influenced performance?

•	Overall, negative results in the utilities, industrials and financials sectors overshadowed positive results in health care.

•

The majority of the Portfolio’s underperformance came from the utilities sector, where stock selection detracted for the period. An overweight in independent power producers was particularly detrimental as falling natural gas and rising thermal coal prices hurt performance across the industry. Stock selection was also negative within industrials, primarily in the aerospace & defense and road & rail industries. Lingering government budget deficit concerns adversely affected aerospace & defense names. An underweight in road & rail names hurt relative results as transport companies benefited from early-cycle leverage associated with improved freight volumes. In the financials sector, stock selection amongst insurers detracted from performance, as did a lack of exposure to real estate investment trusts, which performed well amid a re-risking of the market.

•	The largest individual detractors from performance were Mirant Corp., NRG Energy, Inc., Seagate Technology, Verizon Communications, Inc. and AES Corp.

•

Conversely, the health care sector was the largest source of positive performance, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. An overweight in health care providers & services was particularly beneficial as holdings of health maintenance organizations outperformed due to stellar earnings results and investor comfort with the outcome of reform.

•

The largest individual contributors to performance were Limited Brands, Inc., Timken Co., Lincare Holdings, Inc. and UnitedHealth Group, Inc. Underweights in JPMorgan Chase & Co. and Wells Fargo & Co. enhanced relative returns as well.

Describe recent portfolio activity.

•

During the annual period, we considerably increased the Portfolio’s weighting in the consumer discretionary sector, along with modest increases in IT, industrials and financials. We significantly reduced the weighting in energy, and modestly decreased weightings in health care and telecommunication services.

•

The largest purchases in the Portfolio were Bank of America Corp., Citigroup, Inc., Intel Corp., Seagate Technology and Eli Lilly & Co. The largest sales included ConocoPhillips, Exxon Mobil Corp., Verizon Communications, The Goldman Sachs Group, Inc. and Anadarko Petroleum Corp.

Describe portfolio positioning at period end.

•

At period end, we maintained the Portfolio’s pro-cyclical bias, emphasizing companies with strong balance sheets and superior free cash flow. However, we balanced that positioning with exposure to traditional defensive (i.e., less economically sensitive) areas. The Portfolio’s largest sector overweights included IT and consumer discretionary. The largest underweights were in financials and consumer staples. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

BlackRock Large Cap Value Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Value Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

[4]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2010

	6-Month Total Returns	Average Annual Total Returns[5]

		1 Year	Since Inception[6]

Class K	(4.67)%	4.23%	(9.74)%
Russell 1000 Value Index	(2.14)	8.90	(7.74)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[7]	Annualized Expense Ratio

Class K	$1,000.00	$953.30	$3.28	$1,000.00	$1,021.74	$3.40	0.67%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Funds’ administrator waived and/or reimbursed a portion of each of the Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The administrator is under no obligation to waive and/or reimburse or continue waiving and/or reimbursing its fees.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2010 and held through September 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

September 30, 2010	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Assets

Investments at value — affiliated — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	$113,287,403	$86,723,041	$166,965,910
Capital shares sold receivable	122,551	98,649	163,618
Receivable from administrator	1,193	2,246	6,729
Prepaid expenses	185	185	335

Total assets	113,411,332	86,824,121	167,136,592

Liabilities

Contributions payable to the Portfolios	89,313	52,768	110,394
Capital shares redeemed payable	33,238	45,881	53,224
Other affiliates payable	213	159	295
Officer’s fees payable	14	10	19
Other accrued expenses payable	47,213	63,706	89,912

Total liabilities	169,991	162,524	253,844

Net Assets	$113,241,341	$86,661,597	$166,882,748

Net Assets Consist of

Paid-in capital[2]	$153,637,275	$108,619,227	$189,637,254
Undistributed net investment income	643,051	326,685	1,369,716
Accumulated net realized loss allocated from the Portfolios	(51,668,517)	(28,556,820)	(23,120,151)
Net unrealized appreciation/depreciation allocated from the Portfolios	10,629,532	6,272,505	(1,004,071)

Net Assets	$113,241,341	$86,661,597	$166,882,748

Class K — Net asset value per common share, 200 million shares authorized, $0.10 par value	$10.06	$9.54	$13.67

[1] Investments at cost	$102,657,871	$80,450,536	$167,969,981

[2] Shares outstanding	11,257,641	9,079,575	12,204,293

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	11

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Year Ended September 30, 2010	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Investment Income

Net investment income allocated from the Portfolios:
Dividends	$1,804,814	$1,104,647	$3,034,885
Securities lending — affiliated	8,647	4,339	6,276
Dividends — affiliated	23	33	43
Interest	6,048	4,758	5
Expenses	(559,676)	(482,421)	(864,995)

Total income	1,259,856	631,356	2,176,214

Expenses

Transfer agent	147,411	139,904	213,771
Printing	21,929	16,744	30,596
Professional	21,146	19,009	28,453
Registration	16,627	14,868	15,445
Officer	57	43	81
Miscellaneous	5,928	5,510	5,857

Total expenses	213,098	196,078	294,203
Less fees reimbursed by administrator	(13,486)	(101,953)	(74,627)

Total expenses after reimbursement	199,612	94,125	219,576

Net investment income	1,060,244	537,231	1,956,638

Realized and Unrealized Gain (Loss) Allocated from the Portfolios

Net realized gain from investments	10,737,225	11,335,101	18,963,147
Net change in unrealized appreciation/depreciation on investments	(5,417,728)	(5,869,761)	(14,550,524)

Total realized and unrealized gain	5,319,497	5,465,340	4,412,623

Net Increase in Net Assets Resulting from Operations	$6,379,741	$6,002,571	$6,369,261

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Statements of Changes in Net Assets	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Retirement Portfolio			BlackRock Large Cap Growth Retirement Portfolio			BlackRock Large Cap Value Retirement Portfolio

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008

Operations

Net investment income	$1,060,244	$1,269,155	$890,928	$537,231	$498,698	$278,830	$1,956,638	$1,899,074	$895,410
Net realized gain (loss)	10,737,225	(25,295,594)	(37,110,148)	11,335,101	(17,833,904)	(22,058,017)	18,963,147	(17,904,084)	(24,176,745)
Net change in unrealized appreciation/depreciation	(5,417,728)	36,497,446	(20,450,186)	(5,869,761)	31,525,033	(19,382,767)	(14,550,524)	26,258,149	(12,711,696)

Net increase (decrease) in net assets resulting from operations	6,379,741	12,471,007	(56,669,406)	6,002,571	14,189,827	(41,161,954)	6,369,261	10,253,139	(35,993,031)

Dividends to Shareholders From

Net investment income	(1,400,002)	(1,200,011)	—	(500,007)	(500,011)	—	(2,000,004)	(1,400,005)	—

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(926,352)	(7,307,145)	161,893,509	(1,939,099)	(11,474,101)	122,044,371	29,953,412	(4,452,214)	164,152,190

Net Assets

Total increase in net assets	4,053,387	3,963,851	105,224,103	3,563,465	2,215,715	80,882,417	34,322,669	4,400,920	128,159,159
Beginning of period	109,187,954	105,224,103	—	83,098,132	80,882,417	—	132,560,079	128,159,159	—

End of period	$113,241,341	$109,187,954	$105,224,103	$86,661,597	$83,098,132	$80,882,417	$166,882,748	$132,560,079	$128,159,159

Undistributed net investment income	$643,051	$982,809	$908,495	$326,685	$289,461	$289,143	$1,369,716	$1,412,855	$910,850

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	13

Financial Highlights	BlackRock Large Cap Series Funds, Inc.

	Class K

	BlackRock Large Cap Core Retirement Portfolio			BlackRock Large Cap Growth Retirement Portfolio			BlackRock Large Cap Value Retirement Portfolio

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008

Per Share Operating Performance

Net asset value, beginning of period	$9.61	$8.64	$13.25	$8.93	$7.45	$11.20	$13.28	$12.33	$18.54

Net investment income[2]	0.09	0.11	0.07	0.06	0.05	0.02	0.17	0.18	0.13
Net realized and unrealized gain (loss)	0.49	0.96	(4.68)	0.61	1.48	(3.77)	0.39	0.91	(6.34)

Net increase (decrease) from investment operations	0.58	1.07	(4.61)	0.67	1.53	(3.75)	0.56	1.09	(6.21)

Dividends from net investment income	(0.13)	(0.10)	—	(0.06)	(0.05)	—	(0.17)	(0.14)	—

Net asset value, end of period	$10.06	$9.61	$8.64	$9.54	$8.93	$7.45	$13.67	$13.28	$12.33

Total Investment Return[3]

Based on net asset value	6.01%	12.55%[4,5]	(34.79)%[4]	7.46%	20.66%[4,6]	(33.48)%[4]	4.23%	8.93%[4,7]	(33.50)%[4]

Ratios to Average Net Assets[8]

Total expenses	0.68%	0.73%[9]	0.71%[9]	0.79%	0.88%[9]	0.81%[9]	0.72%	0.77%[9]	0.78%[9]

Total expenses after reimbursement	0.67%	0.66%[9]	0.62%[9]	0.67%	0.66%[9]	0.65%[9]	0.67%	0.66%[9]	0.63%[9]

Net investment income	0.93%	1.39%[9]	0.76%[9]	0.62%	0.73%[9]	0.30%[9]	1.21%	1.74%[9]	1.03%[9]

Supplemental Data

Net assets, end of period (000)	$113,241	$109,188	$105,224	$86,662	$83,098	$80,882	$166,883	$132,560	$128,159

Portfolio turnover of the Portfolio	173%	168%	109%	232%	242%	144%	183%	151%	108%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.08%.

[6]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 20.25%.

[7]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.52%.

[8]	Includes the Fund’s share of the applicable Portfolio’s allocated expenses and/or net investment income (loss).

[9]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Notes to Financial Statements	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio (collectively the “Funds” or individually a “Fund”), constitute three of the series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund seeks to achieve its investment objective by investing all, or a portion of, its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”), respectively, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of September 30, 2010, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio, were 4%, 13% and 8%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at market value. Each Fund records its investment in the corresponding Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by a Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master LLC ‘s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Each Fund records daily its proportionate share of the corresponding Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Dividends and Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal, state and local tax returns remains open for the year ended September 30, 2010 and the periods ended September 30, 2009 and October 31, 2008. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).

The Administrator does not receive an administration fee. The Administrator has contractually agreed to waive and/or reimburse fees and/or expenses of each Fund in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) of each Fund to 0.67% of the average daily net assets of such Fund. This arrangement has a one-year term and is renewable. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement until February 1, 2011 unless approved by the Board of Directors including a majority of the noninterested Directors. These amounts are shown as fees reimbursed by administrator in the Statements of Operations.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (US) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, The Bank of New York Mellon Corporation purchased PNCGIS and PFPC Trust Company, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator. Transfer agency fees borne by each Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive a fee that could vary depending on,

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	15

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

among other things, shareholder accounts, share class and net assets. For the year ended September 30, 2010, the Funds paid the following to affiliates in return for these services, which is included in transfer agent in the Statements of Operations:

BlackRock Large Cap Core Retirement Portfolio	$48
BlackRock Large Cap Growth Retirement Portfolio	$18
BlackRock Large Cap Value Retirement Portfolio	$101

The Administrator maintains a call center, which is responsible for providing shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended September 30, 2010, each Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent in the Statements of Operations.

BlackRock Large Cap Core Retirement Portfolio	$801
BlackRock Large Cap Growth Retirement Portfolio	$603
BlackRock Large Cap Value Retirement Portfolio	$1,131

Certain officers and/or Directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds’ Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of September 30, 2010 attributable to the classification of settlement proceeds and non-deductible expenses were reclassified to the following accounts:

BlackRock Large Cap Value Retirement Portfolio

Paid-in capital	$(17)
Undistributed net investment income	$227
Accumulated net realized loss	$(210)

The tax character of distributions paid during the fiscal years ended September 30, 2010 and September 30, 2009 was as follows:

	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Ordinary income
9/30/2010	$1,400,002	$500,007	$2,000,004
9/30/2009	$1,200,011	$500,011	$1,400,005

Total distributions
9/30/2010	$1,400,002	$500,007	$2,000,004

9/30/2009	$1,200,011	$500,011	$1,400,005

As of September 30, 2010, the tax components of accumulated net losses were as follows:

	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Undistributed ordinary income	$629,276	$317,014	$1,353,832
Capital loss carryforwards	(50,073,326)	(27,798,877)	(25,983,137)
Net unrealized gains*	9,048,116	5,524,233	1,874,799

Total	$(40,395,934)	$(21,957,630)	$(22,754,506)

*	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

As of September 30, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

2016	$25,584,450	$9,547,659	$10,074,617
2017	24,488,876	18,251,218	15,908,520

Total	$50,073,326	$27,798,877	$25,983,137

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

4. Capital Share Transactions:

Transactions in capital shares for Class K were as follows:

BlackRock Large Cap Core Retirement Portfolio	Year Ended September 30, 2010		Period November 1, 2008 to September 30, 2009		Period January 3, 2008[1] to October 31, 2008

	Shares	Amount	Shares	Amount	Shares	Amount

Class K

Shares sold	2,791,444	$28,019,345	3,221,197	$25,865,214	15,728,260	$202,504,200
Shares issued to shareholders in reinvestment of dividends	132,185	1,324,321	140,867	1,171,704	—	—

Total issued	2,923,629	29,343,666	3,362,064	27,036,918	15,728,260	202,504,200
Shares redeemed	(3,031,135)	(30,270,018)	(4,181,262)	(34,344,063)	(3,543,915)	(40,610,691)

Net increase (decrease)	(107,506)	$(926,352)	(819,198)	$(7,307,145)	12,184,345	$161,893,509

BlackRock Large Cap Growth Retirement Portfolio

Class K

Shares sold	2,203,293	$20,810,169	2,606,730	$18,886,875	14,459,452	$157,367,603
Shares issued to shareholders in reinvestment of dividends	49,515	465,345	67,964	481,662	—	—

Total issued	2,252,808	21,275,514	2,674,694	19,368,537	14,459,452	157,367,603
Shares redeemed	(2,481,885)	(23,214,613)	(4,220,846)	(30,842,638)	(3,604,648)	(35,323,232)

Net increase (decrease)	(229,077)	$(1,939,099)	(1,546,152)	$(11,474,101)	10,854,804	$122,044,371

BlackRock Large Cap Value Retirement Portfolio

Class K

Shares sold	4,367,548	$59,137,520	2,120,540	$24,422,164	12,490,568	$198,023,858
Shares issued to shareholders in reinvestment of dividends	142,671	1,950,228	116,254	1,380,656	—	—

Total issued	4,510,219	61,087,748	2,236,794	25,802,820	12,490,568	198,023,858
Shares redeemed	(2,288,667)	(31,134,336)	(2,650,582)	(30,255,034)	(2,094,039)	(33,871,668)

Net increase (decrease)	2,221,552	$29,953,412	(413,788)	$(4,452,214)	10,396,529	$164,152,190

[1]	Commencement of operations.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	17

Report of Independent Registered Public Accounting Firm	BlackRock Large Cap Series Funds, Inc.

To the Shareholders and Board of Directors of BlackRock Large Cap Series Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio, three of the series constituting BlackRock Large Cap Series Funds, Inc. (the “Fund”), as of September 30, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended, for the period November 1, 2008 through September 30, 2009, and for the period January 3, 2008 (commencement of operations) through October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio of BlackRock Large Cap Series Funds, Inc. as of September 30, 2010, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended, for the period November 1, 2008 through September 30, 2009, and for the period January 3, 2008 (commencement of operations) through October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 26, 2010

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the fiscal year ended September 30, 2010:

	Payable Date	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Qualified Dividend Income for Individuals	12/17/09	100%	100%	100%

Dividends Qualifying for the Dividend Received Deduction for Corporations	12/17/09	100%	100%	100%

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Portfolio Information as of September 30, 2010	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Intel Corp.	2%
Exxon Mobil Corp.	2
Comcast Corp., Class A	1
Amgen, Inc.	1
UnitedHealth Group, Inc.	1
Eli Lilly & Co.	1
Dell, Inc.	1
News Corp., Class A	1
Corning, Inc.	1
Apple, Inc.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Microsoft Corp.	3%
Exxon Mobil Corp.	3
Apple, Inc.	2
Intel Corp.	2
Ford Motor Co.	2
Abbott Laboratories	2
Dell, Inc.	1
TJX Cos., Inc.	1
Manitowoc Co.	1
Limited Brands, Inc.	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Bank of America Corp.	3%
Citigroup, Inc.	2
UnitedHealth Group, Inc.	2
Intel Corp.	2
Eli Lilly & Co.	2
Corning, Inc.	1
News Corp., Class A	1
Comcast Corp., Class A	1
Marathon Oil Corp.	1
Capital One Financial Corp.	1

Sector Allocation

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Information Technology	19%
Consumer Discretionary	18
Health Care	16
Industrials	10
Energy	9
Financials	7
Utilities	7
Materials	5
Consumer Staples	5
Telecommunication Services	4

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Information Technology	25%
Consumer Discretionary	24
Health Care	16
Industrials	11
Energy	9
Materials	5
Utilities	3
Telecommunication Services	3
Consumer Staples	3
Financials	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Financials	17%
Health Care	14
Industrials	12
Consumer Discretionary	11
Information Technology	11
Utilities	11
Energy	7
Materials	7
Consumer Staples	5
Telecommunication Services	5

For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	19

Schedule of Investments September 30, 2010	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 17.6%
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (a)	3,120,000	$33,540,000

Automobiles — 1.3%
Ford Motor Co. (a)	1,180,000	14,443,200
Harley-Davidson, Inc. (b)	970,000	27,586,800

		42,030,000

Household Durables — 0.3%
Whirlpool Corp.	130,000	10,524,800

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. — Interactive (a)	2,490,000	34,137,900

Media — 4.8%
CBS Corp., Class B	650,000	10,309,000
Comcast Corp., Class A	2,660,000	48,092,800
Gannett Co., Inc.	640,000	7,827,200
Interpublic Group of Cos., Inc. (a)	3,340,000	33,500,200
Liberty Global, Inc. (a)(b)	420,000	12,940,200
News Corp., Class A	3,070,000	40,094,200

		152,763,600

Multiline Retail — 1.9%
Big Lots, Inc. (a)	840,000	27,930,000
Macy’s, Inc.	1,510,000	34,865,900

		62,795,900

Specialty Retail — 7.2%
Advance Auto Parts, Inc.	560,000	32,860,800
Gap, Inc.	1,820,000	33,924,800
Limited Brands, Inc.	1,290,000	34,546,200
PetSmart, Inc.	930,000	32,550,000
Ross Stores, Inc.	600,000	32,772,000
TJX Cos., Inc.	710,000	31,687,300
Williams-Sonoma, Inc.	990,000	31,383,000

		229,724,100

Total Consumer Discretionary		565,516,300

Consumer Staples — 4.5%
Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	970,000	34,454,400

Food & Staples Retailing — 0.6%
Safeway, Inc. (b)	880,000	18,620,800

Food Products — 1.4%
ConAgra Foods, Inc.	850,000	18,649,000
Hershey Co.	510,000	24,270,900
Tyson Foods, Inc., Class A	200,000	3,204,000

		46,123,900

Household Products — 0.5%
Procter & Gamble Co.	300,000	17,991,000

Personal Products — 0.9%
NBTY, Inc. (a)	510,000	28,039,800

Total Consumer Staples		145,229,900

Energy — 9.2%
Energy Equipment & Services — 1.7%
Exterran Holdings, Inc. (a)	460,000	10,446,600
McDermott International, Inc. (a)	1,260,000	18,622,800
Nabors Industries Ltd. (a)	1,030,000	18,601,800
Oil States International, Inc. (a)	130,000	6,051,500

		53,722,700

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	170,000	$13,778,500
Cimarex Energy Co.	130,000	8,603,400
Exxon Mobil Corp.	880,000	54,375,200
Marathon Oil Corp.	1,200,000	39,720,000
Mariner Energy, Inc. (a)	1,350,000	32,710,500
SM Energy Co.	490,000	18,355,400
Sunoco, Inc.	970,000	35,405,000
Williams Cos., Inc.	1,930,000	36,882,300

		239,830,300

Total Energy		293,553,000

Financials — 7.3%
Commercial Banks — 2.3%
Fifth Third Bancorp	2,920,000	35,127,600
Regions Financial Corp.	4,870,000	35,404,900
Wells Fargo & Co.	140,000	3,518,200

		74,050,700

Consumer Finance — 1.2%
Capital One Financial Corp.	950,000	37,572,500

Diversified Financial Services — 1.5%
Bank of America Corp.	610,000	7,997,100
Citigroup, Inc. (a)	8,170,000	31,863,000
JPMorgan Chase & Co.	240,000	9,136,800

		48,996,900

Insurance — 2.3%
Assurant, Inc.	820,000	33,374,000
Berkshire Hathaway, Inc. (a)	100,000	8,268,000
Old Republic International Corp.	360,000	4,986,000
UnumProvident Corp.	1,170,000	25,915,500

		72,543,500

Total Financials		233,163,600

Health Care — 16.0%
Biotechnology — 1.4%
Amgen, Inc. (a)	830,000	45,741,300

Health Care Providers & Services — 9.9%
Aetna, Inc.	1,150,000	36,351,500
AmerisourceBergen Corp.	760,000	23,301,600
Cardinal Health, Inc.	1,130,000	37,335,200
Community Health Systems, Inc. (a)	80,000	2,477,600
Coventry Health Care, Inc. (a)	840,000	18,085,200
Health Management Associates, Inc., Class A (a)	4,010,000	30,716,600
Humana, Inc. (a)	680,000	34,163,200
Lincare Holdings, Inc.	1,290,000	32,366,100
Tenet Healthcare Corp. (a)	4,510,000	21,287,200
UnitedHealth Group, Inc.	1,290,000	45,291,900
WellPoint, Inc. (a)	670,000	37,948,800

		319,324,900

Life Sciences Tools & Services — 0.5%
Pharmaceutical Product Development, Inc.	590,000	14,626,100

Pharmaceuticals — 4.2%
Eli Lilly & Co. (b)	1,130,000	41,278,900
Endo Pharmaceuticals Holdings, Inc. (a)	740,000	24,597,600
Forest Laboratories, Inc. (a)	440,000	13,609,200
Johnson & Johnson (b)	640,000	39,654,400
King Pharmaceuticals, Inc. (a)	860,000	8,565,600
Pfizer, Inc.	380,000	6,524,600

		134,230,300

Total Health Care		513,922,600

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 10.1%
Aerospace & Defense — 2.2%
L-3 Communications Holdings, Inc.	480,000	$34,689,600
Raytheon Co.	810,000	37,025,100

		71,714,700

Airlines — 1.1%
Southwest Airlines Co.	2,630,000	34,374,100

Building Products — 0.9%
Owens Corning, Inc. (a)	1,090,000	27,936,700

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	13,737,600

Construction & Engineering — 0.7%
KBR, Inc.	540,000	13,305,600
Shaw Group, Inc. (a)	310,000	10,403,600

		23,709,200

Electrical Equipment — 0.4%
General Cable Corp. (a)	470,000	12,746,400

Industrial Conglomerates — 2.1%
General Electric Co.	2,120,000	34,450,000
Textron, Inc.	1,610,000	33,101,600

		67,551,600

Machinery — 1.9%
Manitowoc Co.	2,740,000	33,181,400
Oshkosh Corp. (a)	480,000	13,200,000
Timken Co.	160,000	6,137,600
Toro Co.	170,000	9,559,100

		62,078,100

Road & Rail — 0.4%
Ryder System, Inc.	270,000	11,547,900

Total Industrials		325,396,300

Information Technology — 18.9%
Communications Equipment — 1.7%
Cisco Systems, Inc. (a)	50,000	1,095,000
Motorola, Inc. (a)	4,540,000	38,726,200
Tellabs, Inc.	2,040,000	15,198,000

		55,019,200

Computers & Peripherals — 6.5%
Apple, Inc. (a)	140,000	39,725,000
Dell, Inc. (a)	3,100,000	40,176,000
Lexmark International, Inc., Class A (a)	730,000	32,572,600
SanDisk Corp. (a)	960,000	35,184,000
Seagate Technology (a)	2,810,000	33,101,800
Western Digital Corp. (a)	1,000,000	28,390,000

		209,149,400

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	2,180,000	39,850,400

IT Services — 1.7%
Gartner, Inc., Class A (a)	160,000	4,710,400
Hewitt Associates, Inc., Class A (a)	690,000	34,796,700
International Business Machines Corp.	110,000	14,755,400

		54,262,500

Internet Software & Services — 0.5%
AOL, Inc. (a)	470,000	11,632,500
Google, Inc., Class A (a)	10,000	5,257,900

		16,890,400

Common Stocks	Shares	Value

Information Technology (concluded)
Semiconductors & Semiconductor Equipment — 4.3%
Altera Corp.	1,180,000	$35,588,800
Applied Materials, Inc.	590,000	6,891,200
Intel Corp.	3,310,000	63,651,300
National Semiconductor Corp.	2,570,000	32,818,900

		138,950,200

Software — 2.9%
CA, Inc.	1,680,000	35,481,600
Microsoft Corp.	870,000	21,306,300
Symantec Corp. (a)	2,300,000	34,891,000

		91,678,900

Total Information Technology		605,801,000

Materials — 4.8%
Chemicals — 2.0%
Ashland, Inc.	660,000	32,188,200
Huntsman Corp.	170,000	1,965,200
Lubrizol Corp.	290,000	30,731,300

		64,884,700

Containers & Packaging — 1.2%
Crown Holdings, Inc. (a)	1,140,000	32,672,400
Sealed Air Corp.	210,000	4,720,800

		37,393,200

Paper & Forest Products — 1.6%
International Paper Co.	1,490,000	32,407,500
MeadWestvaco Corp.	840,000	20,479,200

		52,886,700

Total Materials		155,164,600

Telecommunication Services — 4.5%
Diversified Telecommunication Services — 2.3%
AT&T Inc.	570,000	16,302,000
Qwest Communications International, Inc.	6,030,000	37,808,100
TW Telecom, Inc. (a)	940,000	17,455,800

		71,565,900

Wireless Telecommunication Services — 2.2%
MetroPCS Communications, Inc. (a)(b)	3,170,000	33,158,200
Sprint Nextel Corp. (a)(b)	8,180,000	37,873,400

		71,031,600

Total Telecommunication Services		142,597,500

Utilities — 7.2%
Electric Utilities — 1.1%
Edison International	1,000,000	34,390,000

Gas Utilities — 0.9%
Questar Corp.	1,710,000	29,976,300

Independent Power Producers & Energy Traders — 3.1%
Calpine Corp. (a)	1,650,000	20,542,500
Constellation Energy Group, Inc.	1,040,000	33,529,600
Mirant Corp. (a)	1,120,000	11,155,200
NRG Energy, Inc. (a)	1,620,000	33,728,400

		98,955,700

Multi-Utilities — 2.1%
CMS Energy Corp.	1,850,000	33,337,000
Integrys Energy Group, Inc.	110,000	5,726,600
NiSource, Inc.	1,670,000	29,058,000

		68,121,600

Total Utilities		231,443,600

Total Long-Term Investments (Cost — $2,898,171,093) — 100.1%		3,211,788,400

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	21

Schedule of Investments (concluded)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$113,625	$113,624,600

Total Short-Term Securities (Cost — $113,624,600) — 3.5%		113,624,600

Total Investments (Cost — $3,011,795,693*) — 103.6%		3,325,413,000
Liabilities in Excess of Other Assets — (3.6)%		(115,927,179)

Net Assets — 100.0%		$3,209,485,821

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,056,235,489

Gross unrealized appreciation	$375,640,969
Gross unrealized depreciation	(106,463,458)

Net unrealized appreciation	$269,177,511

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2009	Net Activity	Beneficial Interest Held at September 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$31,839,442	$(31,839,442)	—	$725
BlackRock Liquidity Series, LLC Money Market Series	$129,521,650	$(15,897,050)	$113,624,600	$290,336

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$3,211,788,400	—	—	$3,211,788,400
Short-Term Securities	—	$113,624,600	—	113,624,600

Total	$3,211,788,400	$113,624,600	—	$3,325,413,000

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 23.5%
Auto Components — 1.4%
Federal-Mogul Corp., Class A (a)	133,000	$2,515,030
The Goodyear Tire & Rubber Co. (a)	653,000	7,019,750

		9,534,780

Automobiles — 1.7%
Ford Motor Co. (a)	916,000	11,211,840

Diversified Consumer Services — 2.2%
Career Education Corp. (a)	204,000	4,379,880
H&R Block, Inc.	540,000	6,993,000
ITT Educational Services, Inc. (a)	47,000	3,302,690

		14,675,570

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	151,000	3,862,580
Wyndham Worldwide Corp.	188,000	5,164,360

		9,026,940

Internet & Catalog Retail — 1.0%
Expedia, Inc. (b)	233,000	6,572,930

Media — 5.3%
CBS Corp., Class B	448,000	7,105,280
DIRECTV, Class A (a)	182,000	7,576,660
Interpublic Group of Cos., Inc. (a)	759,000	7,612,770
John Wiley & Sons, Inc., Class A	140,000	5,720,400
News Corp., Class A	555,000	7,248,300

		35,263,410

Multiline Retail — 2.5%
Big Lots, Inc. (a)	199,000	6,616,750
Dollar Tree, Inc. (a)	97,000	4,729,720
Target Corp.	104,000	5,557,760

		16,904,230

Specialty Retail — 8.1%
Advance Auto Parts, Inc.	122,000	7,158,960
Aéropostale, Inc. (a)	114,000	2,650,500
The Gap, Inc.	384,000	7,157,760
Limited Brands, Inc.	295,000	7,900,100
PetSmart, Inc.	198,000	6,930,000
Ross Stores, Inc.	130,000	7,100,600
TJX Cos., Inc.	192,000	8,568,960
Williams-Sonoma, Inc.	228,000	7,227,600

		54,694,480

Total Consumer Discretionary		157,884,180

Consumer Staples — 2.6%
Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	194,000	6,890,880

Food & Staples Retailing — 0.5%
The Kroger Co.	147,000	3,184,020

Food Products — 1.1%
Hershey Co.	152,000	7,233,680

Total Consumer Staples		17,308,580

Energy — 8.9%
Energy Equipment & Services — 2.1%
Exterran Holdings, Inc. (a)	306,000	6,949,260
McDermott International, Inc. (a)	489,000	7,227,420

		14,176,680

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 6.8%
Exxon Mobil Corp.	313,000	$19,340,270
Marathon Oil Corp.	227,000	7,513,700
Mariner Energy, Inc. (a)	273,000	6,614,790
SM Energy Co.	162,000	6,068,520
Whiting Petroleum Corp. (a)	65,000	6,208,150

		45,745,430

Total Energy		59,922,110

Financials — 1.1%
Consumer Finance — 0.9%
Capital One Financial Corp.	153,000	6,051,150

Insurance — 0.2%
Endurance Specialty Holdings Ltd.	39,000	1,552,200

Total Financials		7,603,350

Health Care — 15.7%
Health Care Providers & Services — 10.0%
Aetna, Inc.	227,000	7,175,470
Cardinal Health, Inc.	218,000	7,202,720
Community Health Systems, Inc. (a)	181,000	5,605,570
Coventry Health Care, Inc. (a)	317,000	6,825,010
Health Management Associates, Inc., Class A (a)	927,000	7,100,820
Humana, Inc. (a)	131,000	6,581,440
Lincare Holdings, Inc.	271,000	6,799,390
Tenet Healthcare Corp. (a)	1,490,000	7,032,800
UnitedHealth Group, Inc.	190,000	6,670,900
WellPoint, Inc. (a)	115,000	6,513,600

		67,507,720

Life Sciences Tools & Services — 1.1%
Pharmaceutical Product Development, Inc.	288,000	7,139,520

Pharmaceuticals — 4.6%
Abbott Laboratories	214,000	11,179,360
Bristol-Myers Squibb Co.	234,000	6,343,740
Eli Lilly & Co.	210,000	7,671,300
Endo Pharmaceuticals Holdings, Inc. (a)	172,000	5,717,280

		30,911,680

Total Health Care		105,558,920

Industrials — 11.2%
Aerospace & Defense — 0.9%
Raytheon Co.	132,000	6,033,720

Airlines — 0.5%
Southwest Airlines Co.	244,000	3,189,080

Building Products — 0.9%
Owens Corning, Inc. (a)	227,000	5,818,010

Commercial Services & Supplies — 1.0%
R.R. Donnelley & Sons Co.	396,000	6,716,160

Construction & Engineering — 1.9%
KBR, Inc.	282,000	6,948,480
URS Corp. (a)	143,000	5,431,140

		12,379,620

Electrical Equipment — 1.4%
General Cable Corp. (a)	112,000	3,037,440
Thomas & Betts Corp. (a)	159,000	6,522,180

		9,559,620

Industrial Conglomerates — 1.0%
Textron, Inc.	337,000	6,928,720

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	23

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Machinery — 3.4%
Manitowoc Co.	672,000	$8,137,920
Oshkosh Corp. (a)	216,000	5,940,000
Timken Co.	52,000	1,994,720
Toro Co.	120,000	6,747,600

		22,820,240

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (a)	41,000	1,610,890

Total Industrials		75,056,060

Information Technology — 24.9%
Communications Equipment — 0.2%
Cisco Systems, Inc. (a)	54,000	1,182,600

Computers & Peripherals — 7.0%
Apple, Inc. (a)	56,000	15,890,000
Dell, Inc. (a)	723,000	9,370,080
SanDisk Corp. (a)	203,000	7,439,950
Seagate Technology (a)	626,000	7,374,280
Western Digital Corp. (a)	241,000	6,841,990

		46,916,300

Electronic Equipment, Instruments & Components — 1.8%
AVX Corp.	346,000	4,781,720
Corning, Inc.	406,000	7,421,680

		12,203,400

IT Services — 4.5%
Amdocs Ltd. (a)	240,000	6,878,400
Gartner, Inc., Class A (a)	239,000	7,036,160
Hewitt Associates, Inc., Class A (a)	142,000	7,161,060
International Business Machines Corp.	48,000	6,438,720
Total System Services, Inc.	163,000	2,484,120
The Western Union Co.	27,000	477,090

		30,475,550

Internet Software & Services — 0.2%
Google, Inc., Class A (a)	2,000	1,051,580

Machinery — 0.9%
CNH Global NV	167,000	6,118,880

Semiconductors & Semiconductor Equipment — 5.1%
Altera Corp.	251,000	7,570,160
Intel Corp.	776,000	14,922,480
Micron Technology, Inc. (a)(b)	664,000	4,787,440
National Semiconductor Corp.	551,000	7,036,270

		34,316,350

Software — 5.2%
CA, Inc.	356,000	7,518,720
Microsoft Corp.	831,000	20,351,190
Symantec Corp. (a)	460,000	6,978,200

		34,848,110

Total Information Technology		167,112,770

Materials — 4.8%
Chemicals — 2.7%
Ashland, Inc.	124,000	6,047,480
Nalco Holding Co.	264,000	6,655,440
RPM International, Inc.	281,000	5,597,520

		18,300,440

Common Stocks	Shares	Value

Materials (concluded)
Containers & Packaging — 0.6%
Crown Holdings, Inc. (a)	140,000	$4,012,400

Metals & Mining — 0.4%
Alcoa, Inc.	106,000	1,283,660
Titanium Metals Corp. (a)	57,000	1,137,720

		2,421,380

Paper & Forest Products — 1.1%
International Paper Co.	343,000	7,460,250

Total Materials		32,194,470

Telecommunication Services — 2.7%
Diversified Telecommunication Services — 1.2%
Frontier Communications Corp.	126,000	1,029,420
TW Telecom, Inc. (a)	373,000	6,926,610

		7,956,030

Wireless Telecommunication Services — 1.5%
MetroPCS Communications, Inc. (a)(b)	701,000	7,332,460
NII Holdings, Inc. (a)	78,000	3,205,800

		10,538,260

Total Telecommunication Services		18,494,290

Utilities — 3.5%
Electric Utilities — 0.5%
NV Energy, Inc.	252,000	3,313,800

Independent Power Producers & Energy Traders — 2.0%
Calpine Corp. (a)	558,000	6,947,100
Constellation Energy Group, Inc.	193,000	6,222,320

		13,169,420

Multi-Utilities — 1.0%
Integrys Energy Group, Inc. (b)	129,000	6,715,740

Total Utilities		23,198,960

Total Long-Term Investments (Cost — $611,968,870) — 98.9%		664,333,690

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	346,978	346,978

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$19,524	19,523,700

Total Short-Term Securities (Cost — $19,870,678) — 2.9%		19,870,678

Total Investments (Cost — $631,839,548*) — 101.8%		684,204,368
Liabilities in Excess of Other Assets — (1.8)%		(12,370,403)

Net Assets — 100.0%		$671,833,965

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$640,440,810

Gross unrealized appreciation	$67,345,146
Gross unrealized depreciation	(23,581,588)

Net unrealized appreciation	$43,763,558

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2009	Net Activity	Shares/ Beneficial Interest Held at September 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	346,978	346,978	$286
BlackRock Liquidity Series, LLC Money Market Series	$15,448,500	$4,075,200	$19,523,700	$35,501

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$664,333,690	—	—	$664,333,690
Short-Term Securities	346,978	$19,523,700	—	19,870,678

Total	$664,680,668	$19,523,700	—	$684,204,368

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	25

Schedule of Investments September 30, 2010	Master Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 10.9%
Internet & Catalog Retail — 0.3%
Liberty Media Holding Corp. — Interactive (a)	530,000	$7,266,300

Media — 5.3%
CBS Corp., Class B	1,580,000	25,058,800
Comcast Corp., Class A	1,700,000	30,736,000
DISH Network Corp.	300,000	5,748,000
Gannett Co., Inc.	1,800,000	22,014,000
News Corp., Class A	2,370,000	30,952,200

		114,509,000

Multiline Retail — 1.2%
Macy’s, Inc.	1,140,000	26,322,600

Specialty Retail — 4.1%
Foot Locker, Inc.	1,610,000	23,393,300
GameStop Corp., Class A (a)	310,000	6,110,100
The Gap, Inc.	1,170,000	21,808,800
Limited Brands, Inc.	840,000	22,495,200
Signet Jewelers Ltd. (a)	390,000	12,378,600
Williams-Sonoma, Inc.	100,000	3,170,000

		89,356,000

Total Consumer Discretionary		237,453,900

Consumer Staples — 5.2%
Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	660,000	23,443,200

Food & Staples Retailing — 0.5%
The Kroger Co.	460,000	9,963,600

Food Products — 2.8%
ConAgra Foods, Inc.	1,110,000	24,353,400
Corn Products International, Inc.	250,000	9,375,000
Del Monte Foods Co.	230,000	3,015,300
Tyson Foods, Inc., Class A	1,540,000	24,670,800

		61,414,500

Household Products — 0.8%
The Procter & Gamble Co.	300,000	17,991,000

Total Consumer Staples		112,812,300

Energy — 7.2%
Energy Equipment & Services — 1.8%
Exterran Holdings, Inc. (a)	690,000	15,669,900
McDermott International, Inc. (a)	1,600,000	23,648,000

		39,317,900

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	180,000	14,589,000
Marathon Oil Corp.	900,000	29,790,000
Sunoco, Inc.	600,000	21,900,000
Valero Energy Corp.	1,510,000	26,440,100
Williams Cos., Inc.	1,270,000	24,269,700

		116,988,800

Total Energy		156,306,700

Financials — 17.3%
Commercial Banks — 3.5%
Fifth Third Bancorp	2,140,000	25,744,200
Fulton Financial Corp.	1,650,000	14,949,000
Regions Financial Corp.	3,700,000	26,899,000
SunTrust Banks, Inc.	260,000	6,715,800
Wells Fargo & Co.	80,000	2,010,400

		76,318,400

Common Stocks	Shares	Value

Financials (concluded)
Consumer Finance — 2.1%
AmeriCredit Corp. (a)	30,000	$733,800
Capital One Financial Corp.	740,000	29,267,000
SLM Corp. (a)	1,290,000	14,899,500

		44,900,300

Diversified Financial Services — 6.2%
Bank of America Corp.	5,270,000	69,089,700
Citigroup, Inc. (a)	13,420,000	52,338,000
JPMorgan Chase & Co.	360,000	13,705,200

		135,132,900

Insurance — 5.5%
American Financial Group, Inc.	780,000	23,852,400
Aspen Insurance Holdings Ltd.	690,000	20,893,200
Assurant, Inc.	600,000	24,420,000
Berkshire Hathaway, Inc. (a)	130,000	10,748,400
Protective Life Corp.	210,000	4,569,600
Prudential Financial, Inc.	110,000	5,959,800
Unitrin, Inc.	210,000	5,121,900
UnumProvident Corp.	1,110,000	24,586,500

		120,151,800

Total Financials		376,503,400

Health Care — 13.6%
Health Care Providers & Services — 10.1%
Aetna, Inc.	910,000	28,765,100
Cardinal Health, Inc.	790,000	26,101,600
Cigna Corp.	720,000	25,761,600
Coventry Health Care, Inc. (a)	1,140,000	24,544,200
Health Net, Inc. (a)	840,000	22,839,600
Humana, Inc. (a)	490,000	24,617,600
UnitedHealth Group, Inc.	1,070,000	37,567,700
WellPoint, Inc. (a)	510,000	28,886,400

		219,083,800

Pharmaceuticals — 3.5%
Eli Lilly & Co. (b)	920,000	33,607,600
Johnson & Johnson	180,000	11,152,800
King Pharmaceuticals, Inc. (a)	2,450,000	24,402,000
Pfizer, Inc.	480,000	8,241,600

		77,404,000

Total Health Care		296,487,800

Industrials — 11.7%
Aerospace & Defense — 2.4%
L-3 Communications Holdings, Inc.	320,000	23,126,400
Raytheon Co.	640,000	29,254,400

		52,380,800

Airlines — 0.7%
Southwest Airlines Co.	1,130,000	14,769,100

Building Products — 0.8%
Owens Corning, Inc. (a)	670,000	17,172,100

Commercial Services & Supplies — 0.7%
R.R. Donnelley & Sons Co.	900,000	15,264,000

Construction & Engineering — 1.1%
KBR, Inc.	1,000,000	24,640,000

Industrial Conglomerates — 1.3%
General Electric Co.	1,780,000	28,925,000

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Machinery — 3.7%
Manitowoc Co.	2,100,000	$25,431,000
Oshkosh Corp. (a)	360,000	9,900,000
Timken Co.	570,000	21,865,200
Trinity Industries, Inc. (b)	1,010,000	22,492,700

		79,688,900

Road & Rail — 1.0%
Ryder System, Inc.	510,000	21,812,700

Total Industrials		254,652,600

Information Technology — 11.4%
Communications Equipment — 0.5%
Motorola, Inc. (a)	1,430,000	12,197,900

Computers & Peripherals — 3.1%
Lexmark International, Inc., Class A (a)	510,000	22,756,200
Seagate Technology (a)	1,870,000	22,028,600
Western Digital Corp. (a)	830,000	23,563,700

		68,348,500

Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	1,700,000	31,076,000
Vishay Intertechnology, Inc. (a)	2,410,000	23,328,800

		54,404,800

IT Services — 0.5%
CoreLogic, Inc. (a)	560,000	10,729,600

Internet Software & Services — 1.1%
AOL, Inc. (a)	950,000	23,512,500

Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	1,850,000	35,575,500
National Semiconductor Corp.	1,590,000	20,304,300

		55,879,800

Software — 1.1%
CA, Inc.	1,100,000	23,232,000

Total Information Technology		248,305,100

Materials — 7.2%
Chemicals — 2.8%
Ashland, Inc.	450,000	21,946,500
Cabot Corp.	410,000	13,353,700
Cytec Industries, Inc.	400,000	22,552,000
RPM International, Inc.	160,000	3,187,200

		61,039,400

Containers & Packaging — 1.1%
Sealed Air Corp.	1,080,000	24,278,400

Paper & Forest Products — 3.3%
International Paper Co.	1,040,000	22,620,000
MeadWestvaco Corp.	980,000	23,892,400
Weyerhaeuser Co.	1,530,000	24,112,800

		70,625,200

Total Materials		155,943,000

Common Stocks	Shares	Value

Telecommunication Services — 5.4%
Diversified Telecommunication Services — 2.5%
AT&T Inc.	700,000	$20,020,000
Qwest Communications International, Inc.	4,160,000	26,083,200
Verizon Communications, Inc.	230,000	7,495,700

		53,598,900

Wireless Telecommunication Services — 2.9%
MetroPCS Communications, Inc. (a)	2,340,000	24,476,400
Sprint Nextel Corp. (a)	6,320,000	29,261,600
Telephone & Data Systems, Inc.	290,000	9,512,000

		63,250,000

Total Telecommunication Services		116,848,900

Utilities — 10.7%
Electric Utilities — 3.4%
Edison International	770,000	26,480,300
NV Energy, Inc.	1,800,000	23,670,000
Pepco Holdings, Inc.	1,250,000	23,250,000

		73,400,300

Gas Utilities — 1.1%
Questar Corp.	1,350,000	23,665,500

Independent Power Producers & Energy Traders — 2.9%
Calpine Corp. (a)	340,000	4,233,000
Constellation Energy Group, Inc.	470,000	15,152,800
Mirant Corp. (a)	2,080,000	20,716,800
NRG Energy, Inc. (a)	1,150,000	23,943,000

		64,045,600

Multi-Utilities — 3.3%
CMS Energy Corp.	1,320,000	23,786,400
Integrys Energy Group, Inc.	440,000	22,906,400
NiSource, Inc.	1,390,000	24,186,000

		70,878,800

Total Utilities		231,990,200

Total Long-Term Investments (Cost — $2,080,553,676) — 100.6%		2,187,303,900

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	40	40

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$36,458	36,457,500

Total Short-Term Securities (Cost — $36,457,540) — 1.7%		36,457,540

Total Investments (Cost — $2,117,011,216*) — 102.3%		2,223,761,440
Liabilities in Excess of Other Assets — (2.3)%		(50,619,279)

Net Assets — 100.0%		$2,173,142,161

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,196,940,057

Gross unrealized appreciation	$150,289,577
Gross unrealized depreciation	(123,468,194)

Net unrealized appreciation	$26,821,383

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	27

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2009	Net Activity	Shares/ Beneficial Interest Held at September 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	40	40	$709
BlackRock Liquidity Series, LLC Money Market Series	$55,738,150	$(19,280,650)	$36,457,500	$93,307

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$2,187,303,900	—	—	$2,187,303,900
Short-Term Securities	40	$36,457,500	—	36,457,540

Total	$2,187,303,940	$36,457,500	—	$2,223,761,440

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Statements of Assets and Liabilities	Master Large Cap Series LLC

September 30, 2010	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Assets

Investments at value — unaffiliated[1,2]	$3,211,788,400	$664,333,690	$2,187,303,900
Investments at value — affiliated[3]	113,624,600	19,870,678	36,457,540
Investments sold receivable	82,079,200	20,518,327	68,070,027
Dividends receivable	2,703,500	524,145	1,891,650
Securities lending income receivable — affiliated	22,531	5,558	10,456
Contributions receivable from investors	105,243	7,017,770	110,394
Prepaid expenses	66,802	15,077	62,850

Total assets	3,410,390,276	712,285,245	2,293,906,817

Liabilities

Collateral on securities loaned, at value	113,624,600	19,523,700	36,457,500
Bank overdraft	7,252,302	—	10,083,253
Investments purchased payable	75,334,661	20,557,803	57,171,877
Withdrawals payable to investors	3,132,078	—	15,937,002
Investment advisory fees payable	1,226,585	265,268	888,288
Other affiliates payable	17,559	3,294	11,091
Directors’ fees payable	1,120	241	716
Other accrued expenses payable	314,727	100,763	213,616
Other liabilities payable	823	211	1,313

Total liabilities	200,904,455	40,451,280	120,764,656

Net Assets	$3,209,485,821	$671,833,965	$2,173,142,161

Net Assets Consist of

Investors’ capital	$2,895,868,514	$619,469,145	$2,066,391,937
Net unrealized appreciation/depreciation	313,617,307	52,364,820	106,750,224

Net Assets	$3,209,485,821	$671,833,965	$2,173,142,161

[1] Investments at cost — unaffiliated	$2,898,171,093	$611,968,870	$2,080,553,676

[2] Securities loaned at value	$110,435,971	$18,823,082	$35,494,206

[3] Investments at cost — affiliated	$113,624,600	$19,870,678	$36,457,540

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	29

Statements of Operations	Master Large Cap Series LLC

Year Ended September 30, 2010	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Investment Income

Dividends	$60,064,671	$9,044,459	$45,941,317
Securities lending — affiliated	290,336	35,501	93,307
Dividends — affiliated	725	286	709
Interest	216,095	41,481	69

Total income	60,571,827	9,121,727	46,035,402

Expenses

Investment advisory	17,455,621	3,530,677	12,190,974
Accounting services	632,953	251,669	491,843
Custodian	204,504	66,014	167,687
Professional	112,384	61,536	58,720
Directors	81,023	19,861	53,956
Printing	7,017	1,353	4,265
Miscellaneous	81,961	20,307	63,747

Total expenses	18,575,463	3,951,417	13,031,192
Less fees waived by advisor	(599)	(99)	(184)

Total expenses after fees waived	18,574,864	3,951,318	13,031,008

Net investment income	41,996,963	5,170,409	33,004,394

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	407,516,634	102,377,389	367,217,114
Payment by affiliate	2,278,260	68,976	—

	409,794,894	102,446,365	367,217,114

Net change in unrealized appreciation/depreciation on investments	(226,914,201)	(55,277,639)	(289,936,488)

Total realized and unrealized gain	182,880,693	47,168,726	77,280,626

Net Increase in Net Assets Resulting from Operations	$224,877,656	$52,339,135	$110,285,020

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio			Master Large Cap Growth Portfolio

Increase (Decrease) in Net Assets:	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$41,996,963	$45,398,506	$41,118,548	$5,170,409	$4,690,392	$5,455,044
Net realized gain (loss)	409,794,894	(778,429,718)	(521,502,159)	102,446,365	(130,730,353)	(114,597,872)
Net change in unrealized appreciation/depreciation	(226,914,201)	1,174,704,782	(1,536,726,590)	(55,277,639)	248,627,811	(333,142,941)

Net increase (decrease) in net assets resulting from operations	224,877,656	441,673,570	(2,017,110,201)	52,339,135	122,587,850	(442,285,769)

Capital Transactions

Proceeds from contributions	390,820,213	1,506,405,011	986,366,566	145,816,428	215,325,909	469,632,427
Value of withdrawals	(1,352,534,366)	(845,271,038)	(1,775,472,579)	(260,209,274)	(269,988,785)	(595,379,184)

Net increase (decrease) in net assets derived from capital transactions	(961,714,153)	661,133,973	(789,106,013)	(114,392,846)	(54,662,876)	(125,746,757)

Net Assets

Total increase (decrease) in net assets	(736,836,497)	1,102,807,543	(2,806,216,214)	(62,053,711)	67,924,974	(568,032,526)
Beginning of period	3,946,322,318	2,843,514,775	5,649,730,989	733,887,676	665,962,702	1,233,995,228

End of period	$3,209,485,821	$3,946,322,318	$2,843,514,775	$671,833,965	$733,887,676	$665,962,702

	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

Increase (Decrease) in Net Assets:	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$33,004,394	$44,699,454	$56,250,234
Net realized gain (loss)	367,217,114	(907,436,935)	(586,455,313)
Net change in unrealized appreciation/depreciation	(289,936,488)	1,046,928,266	(1,366,434,994)

Net increase (decrease) in net assets resulting from operations	110,285,020	184,190,785	(1,896,640,073)

Capital Transactions

Proceeds from contributions	567,720,441	812,993,042	1,889,127,025
Value of withdrawals	(1,150,721,411)	(1,414,441,343)	(2,321,525,876)

Net decrease in net assets derived from capital transactions	(583,000,970)	(601,448,301)	(432,398,851)

Net Assets

Total decrease in net assets	(472,715,950)	(417,257,516)	(2,329,038,924)
Beginning of period	2,645,858,111	3,063,115,627	5,392,154,551

End of period	$2,173,142,161	$2,645,858,111	$3,063,115,627

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	31

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005

Total Investment Return

Total investment return	6.16%	12.63%[1,2]	(38.84)%	13.94%	17.32%	18.35%

Ratios to Average Net Assets

Total expenses	0.49%	0.50%[3]	0.50%	0.49%	0.49%	0.51%

Total expenses after fees waived	0.49%	0.50%[3]	0.50%	0.49%	0.49%	0.51%

Net investment income	1.11%	1.56%[3]	0.93%	0.63%	0.58%	0.72%

Supplemental Data

Net assets, end of period (000)	$3,209,486	$3,946,322	$2,843,515	$5,649,731	$3,876,639	$2,666,699

Portfolio turnover	173%	168%	109%	96%	88%	94%

	Master Large Cap Growth Portfolio

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005

Total Investment Return

Total investment return	7.68%	20.49%[1,4]	(37.96)%	17.47%	14.05%	12.47%

Ratios to Average Net Assets

Total expenses	0.56%	0.57%[3]	0.56%	0.56%	0.56%	0.57%

Total expenses after fees waived	0.56%	0.57%[3]	0.56%	0.56%	0.56%	0.57%

Net investment income	0.73%	0.81%[3]	0.54%	0.25%	0.26%	0.33%

Supplemental Data

Net assets, end of period (000)	$671,834	$733,888	$665,963	$1,233,995	$785,377	$489,398

Portfolio turnover	232%	242%	144%	87%	117%	132%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

[4]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005

Total Investment Return

Total investment return	4.36%	9.03%[1,2]	(36.54)%	12.72%	18.48%	21.93%

Ratios to Average Net Assets

Total expenses	0.53%	0.54%[3]	0.51%	0.51%	0.53%	0.55%

Total expenses after fees waived	0.53%	0.54%[3]	0.51%	0.51%	0.53%	0.55%

Net investment income	1.35%	1.88%[3]	1.22%	0.95%	0.73%	0.80%

Supplemental Data

Net assets, end of period (000)	$2,173,142	$2,645,858	$3,063,116	$5,392,155	$3,927,926	$1,535,988

Portfolio turnover	183%	151%	108%	72%	71%	95%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	33

Notes to Financial Statements	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”) constitute the Master Large Cap Series LLC (collectively, the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Reorganization:

Master Large Cap Core Portfolio

On November 14, 2008, an investor of the Portfolio acquired all of the assets and certain stated liabilities of PNC Growth & Income Fund (the “PNC Fund”), a series of PNC Funds, Inc. The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of the PNC Fund on October 31, 2008. As a result of the reorganization, which included $59,817,678 of net unrealized depreciation, the Portfolio received an in-kind contribution of portfolio securities.

Valuation: The Portfolios’ policy is to fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”), at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Portfolios may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Portfolios are entitled to dividend and interest payments on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: Each Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Sub-chapter M of the Internal Revenue Code of 1986, as amended.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)	Master Large Cap Series LLC

methods. Each Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolios for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of each Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee at the following annual rates of each Portfolio’s average daily net assets:

Master Large Cap Core Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $1 billion	0.50%
In excess of $1 billion, but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statements of Operations.

The Manager entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the year ended September 30, 2010, each Portfolio reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Master Large Cap Core Portfolio	$73,376
Master Large Cap Growth Portfolio	$13,624
Master Large Cap Value Portfolio	$46,040

The Portfolios have received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities as securities loaned and collateral on securities loaned, at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Portfolios on such investments is shown as securities lending — affiliated in the Statements of Operations. For the year ended September 30, 2010, BIM received the following in securities lending agent fees related to securities lending activities for the Portfolios:

Master Large Cap Core Portfolio	$72,814
Master Large Cap Growth Portfolio	$8,961
Master Large Cap Value Portfolio	$23,295

The Manager reimbursed Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio $2,278,260 and $68,976, respectively, for net losses associated with certain investment transactions. These amounts are shown as payment by affiliates in the Statements of Operations.

Certain officers and/or directors of the Portfolios are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended September 30, 2010, were as follows:

	Purchases	Sales

Master Large Cap Core Portfolio	$6,409,399,080	$7,328,183,522
Master Large Cap Growth Portfolio	$1,619,332,771	$1,737,945,660
Master Large Cap Value Portfolio	$4,407,194,346	$4,950,056,303

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	35

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010 and was subsequently renewed until November 2011. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2008, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2008, a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Portfolios did not borrow under the credit agreement during the year ended September 30, 2010.

5. Concentration, Market and Credit Risk:

Master Large Cap Growth Portfolio invests a significant portion of its assets in securities in the information technology and consumer discretionary sectors. Changes in economic conditions affecting the information technology and consumer discretionary sectors would have a greater impact on Master Large Cap Growth Portfolio and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master LLC.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Report of Independent Registered Public Accounting Firm	Master Large Cap Series LLC

To the Investors and Board of Directors of Master Large Cap Series LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Master Large Cap Series LLC (the “Master LLC”) comprised of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, as of September 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period November 1, 2008 through September 30, 2009, and for the year ended October 31, 2008, and the financial highlights for the year ended September 30, 2010, for the period November 1, 2008 through September 30, 2009, and for each of the four years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio of Master Large Cap Series LLC, as of September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for the year then ended, for the period November 1, 2008 through September 30, 2009, and for the year ended October 31, 2008, and the financial highlights for the year ended September 30, 2010, the period November 1, 2008 through September 30, 2009, and for each of the four years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 26, 2010

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Large Cap Series LLC (the “Master LLC”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of each of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”). The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to each Master Portfolio. BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio (each a “Feeder Fund,” and together, the “Feeder Funds”), each a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), currently invests all of their investable assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, respectively. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Master Portfolio or Feeder Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Feeder Funds and the Master Portfolios by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Master Portfolio, each Feeder Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Master Portfolio and/or Feeder Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master Portfolio and/or Feeder Fund operating expenses; (d) the resources devoted to and compliance reports relating to each Master Portfolio’s and each Feeder Fund’s investment objective, policies and restrictions; (e) each Master Portfolio’s and each Feeder Fund’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Master Portfolio’s and/or Feeder Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Feeder Fund, as applicable, and the investment performance of each Feeder Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Master Portfolio and/or Feeder Fund to BlackRock; (f) sales and redemption data regarding each Feeder Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio, each for a one-year term ending June 30, 2011. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Feeder Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Master Portfolio and Feeder Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Feeder Fund shares, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolios and the Feeder Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund. Throughout the year, the Board compared each Feeder Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing Master Portfolio performance and each Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Master Portfolio and Feeder Fund. BlackRock and its affiliates and significant shareholders provide each Master Portfolio and Feeder Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to each Master Portfolio and Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and Feeder Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Master Portfolio and Feeder Fund with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Feeder Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Master Portfolio, each Feeder Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Feeder Fund, as applicable. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Feeder Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Feeder Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in such Feeder Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each Master Portfolio and Feeder Fund, as applicable, throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that BlackRock Large Cap Core Retirement Portfolio performed below the median of its Lipper Performance Universe for both the one-year and since-inception periods reported. The Board and BlackRock reviewed the reasons for the Feeder Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the Master Large Cap Core Portfolio’s fundamental orientation, preference for growth visibility and valuation discipline kept it out of many of the

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	39

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

high beta cyclical stocks that outperformed during 2009. Since inception, stock selection in industrials (machinery & defense), information technology and energy (oil, gas & consumable fuels) and an overweight to health care (health care equipment & services) impacted performance.

The Board and BlackRock discussed BlackRock’s strategy for improving BlackRock Large Cap Core Retirement Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Master Large Cap Core Portfolio’s portfolio managers and to improve the Feeder Fund’s performance.

The Board noted that, in general, BlackRock Large Cap Growth Retirement Portfolio performed better than its Peers in that the Feeder Fund’s performance was at or above the median of its Lipper Performance Universe in either the one-year or since-inception periods reported.

The Board noted that BlackRock Large Cap Value Retirement Portfolio performed below the median of its Lipper Performance Universe for both the one-year and since-inception periods reported. The Board and BlackRock reviewed the reasons for the Feeder Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the Master Large Cap Value Portfolio’s fundamental orientation, preference for growth visibility and valuation discipline kept it out of many of the high beta cyclical stocks that outperformed during 2009. In the since-inception period, security selection in industrials and an underweight and security selection in materials were the primary detractors from performance.

The Board and BlackRock discussed BlackRock’s strategy for improving BlackRock Large Cap Value Retirement Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Master Large Cap Value Portfolio’s portfolio managers and to improve the Feeder Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Master Portfolio and Feeder Fund: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding Feeder Fund’s Lipper category. It also compared each Feeder Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Master Portfolio and Feeder Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Master Portfolio and Feeder Fund. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Master Portfolio and Feeder Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Master Portfolio and Feeder Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Master Portfolio and Feeder Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that each Master Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Peers of the applicable Feeder Fund, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that each Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, each Feeder Fund’s total operating expenses as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Master Portfolio and Feeder Fund increase. The Board also considered the extent to which each Master Portfolio and Feeder Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Master Portfolio and Feeder Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of each Master Portfolio.

40	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Master Portfolio and Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to each Master Portfolio and Feeder Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the applicable Feeder Fund’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of such Feeder Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to each Master Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board of the Master LLC considered the discussions of BlackRock’s fee structure, as it applies to each Master Portfolio, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	41

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 1999

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

42	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 95 Portfolios	A. P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director of the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows directors as joining the Corporation’s/Master LLC’s board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end Funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 290 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Corporation/Master LLC based on his positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	43

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers*

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s US Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s US Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s US Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (US) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (US) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

*	Officers of the Corporation/Master LLC serve at the pleasure of the Board.

Further information about the Corporation’s Officers and Directors is available in the Corporation’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Sub-Advisor
BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Corporation/Master LLC.

44	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds/Master LLC file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in the Funds’/Master LLC’s portfolios, during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	45

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

46	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Global Dividend Income Portfolio†
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2010	47

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LCSRP-9/10

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Large Cap Core Fund	$6,800	$6,800	$0	$0	$6,100	$6,100	$625	$1,028
BlackRock Large Cap Growth Fund	$6,800	$6,800	$0	$0	$6,100	$6,100	$128	$1,028
BlackRock Large Cap Value Fund	$6,800	$6,800	$0	$0	$6,100	$6,100	$619	$1,028
BlackRock Large Cap Core Retirement Portfolio	$6,800	$6,800	$0	$0	$6,100	$6,100	$25	$1,028
BlackRock Large Cap Growth Retirement Portfolio	$6,800	$6,800	$0	$0	$6,100	$6,100	$19	$1,028
BlackRock Large Cap Value Retirement Portfolio	$6,800	$6,800	$0	$0	$6,100	$6,100	$30	$1,028
Master Large Cap Core Portfolio	$34,500	$34,500	$0	$0	$9,200	$9,200	$0	$0
Master Large Cap Growth Portfolio	$31,500	$31,500	$0	$0	$9,200	$9,200	$0	$0
Master Large Cap Value Portfolio	$31,500	$31,500	$0	$0	$9,200	$9,200	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Large Cap Core Fund	$17,502	$409,628
BlackRock Large Cap Growth Fund	$17,005	$409,628
BlackRock Large Cap Value Fund	$17,496	$409,628
BlackRock Large Cap Core Retirement Portfolio	$16,902	$409,628
BlackRock Large Cap Growth Retirement Portfolio	$16,896	$409,628
BlackRock Large Cap Value Retirement Portfolio	$16,907	$409,628
Master Large Cap Core Portfolio	$19,977	$411,700
Master Large Cap Growth Portfolio	$19,977	$411,700
Master Large Cap Value Portfolio	$19,977	$411,700

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: December 1, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: December 1, 2010